Schedule of Investments (unaudited)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$3,247	$2,953,909
Aerospace & Defense — 2.4%
Boeing Co. (The)
2.95%, 02/01/30	14,503	13,769,392
3.20%, 03/01/29(a)	8,716	8,429,162
3.25%, 02/01/35(a)	10,040	8,809,765
3.60%, 05/01/34	8,117	7,407,689
3.63%, 02/01/31	14,010	13,464,250
3.75%, 02/01/50	9,961	7,394,419
3.90%, 05/01/49	11,144	8,447,999
3.95%, 08/01/59	11,393	8,245,464
5.15%, 05/01/30	28,088	28,953,973
5.71%, 05/01/40	27,176	27,930,851
5.81%, 05/01/50	45,011	44,804,057
5.93%, 05/01/60	27,429	27,210,240
6.30%, 05/01/29	6,470	6,878,479
6.39%, 05/01/31	9,440	10,277,837
6.53%, 05/01/34	16,548	18,393,966
6.86%, 05/01/54	19,449	22,154,793
7.01%, 05/01/64	12,279	14,076,784
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	10,726	10,590,397
General Dynamics Corp.
3.63%, 04/01/30	17,893	17,630,984
4.25%, 04/01/40	6,698	6,226,398
4.25%, 04/01/50	5,607	4,857,758
4.95%, 08/15/35(a)	7,070	7,270,664
General Electric Co.
4.30%, 07/29/30(a)	8,935	9,030,507
4.90%, 01/29/36(a)	9,089	9,318,860
5.88%, 01/14/38(a)	8,207	9,016,420
6.75%, 03/15/32	8,049	9,172,646
L3Harris Technologies Inc.
5.05%, 06/01/29	13,030	13,410,967
5.25%, 06/01/31	8,265	8,630,662
5.35%, 06/01/34	7,893	8,219,623
5.40%, 07/31/33(a)	10,209	10,720,701
Lockheed Martin Corp.
2.80%, 06/15/50	7,384	4,799,987
3.80%, 03/01/45	8,361	6,824,446
3.90%, 06/15/32(a)	11,143	10,950,323
4.07%, 12/15/42	8,794	7,637,174
4.09%, 09/15/52	14,742	11,970,348
4.15%, 06/15/53	8,176	6,677,002
4.40%, 08/15/30	9,196	9,317,646
4.70%, 05/15/46	12,020	11,036,014
4.75%, 02/15/34(a)	7,988	8,130,726
5.00%, 08/15/35	9,329	9,542,491
5.20%, 02/15/55(a)	9,240	8,894,485
5.20%, 02/15/64	6,794	6,428,535
5.25%, 01/15/33(a)	4,492	4,744,151
5.70%, 11/15/54(a)	7,917	8,164,754
5.90%, 11/15/63	5,231	5,530,998
Northrop Grumman Corp.
4.03%, 10/15/47	19,966	16,355,618
4.40%, 05/01/30	7,571	7,659,488
4.70%, 03/15/33(a)	12,013	12,205,350
4.75%, 06/01/43	7,368	6,877,898
4.90%, 06/01/34(a)	14,849	15,138,120
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53	$7,539	$6,940,124
5.20%, 06/01/54(a)	11,224	10,737,232
5.25%, 05/01/50(a)	8,675	8,360,833
RTX Corp.
1.90%, 09/01/31	13,392	11,782,193
2.25%, 07/01/30	11,812	10,888,872
2.38%, 03/15/32	14,351	12,824,628
2.82%, 09/01/51	9,427	6,025,043
3.03%, 03/15/52(a)	8,385	5,578,623
3.13%, 07/01/50	9,729	6,692,547
3.75%, 11/01/46	9,766	7,706,416
4.15%, 05/15/45	10,929	9,254,666
4.35%, 04/15/47	6,424	5,548,673
4.45%, 11/16/38	11,093	10,536,808
4.50%, 06/01/42	28,048	25,636,371
4.63%, 11/16/48	15,520	13,783,321
5.15%, 02/27/33	8,879	9,256,147
5.38%, 02/27/53(a)	12,569	12,329,984
6.00%, 03/15/31(a)	8,028	8,681,557
6.10%, 03/15/34(a)	11,633	12,845,163
6.40%, 03/15/54	14,653	16,441,060
		791,481,522
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32	16,731	14,823,089
3.40%, 05/06/30	14,668	14,144,753
3.40%, 02/04/41	12,955	10,095,356
3.70%, 02/04/51(a)	10,509	7,571,192
3.88%, 09/16/46	14,286	10,906,375
4.00%, 02/04/61(a)	7,458	5,500,422
4.25%, 08/09/42	7,406	6,281,466
4.80%, 02/14/29	4,010	4,080,052
5.38%, 01/31/44(a)	14,932	14,656,190
5.80%, 02/14/39	18,622	19,392,051
5.95%, 02/14/49(a)	18,431	18,802,388
Archer-Daniels-Midland Co.
2.70%, 09/15/51	3,870	2,423,050
2.90%, 03/01/32(a)	7,199	6,638,323
3.25%, 03/27/30	5,540	5,356,146
BAT Capital Corp.
2.73%, 03/25/31(a)	8,568	7,892,784
4.39%, 08/15/37	22,092	20,467,032
4.54%, 08/15/47	15,710	13,323,813
4.63%, 03/22/33	6,721	6,705,542
4.74%, 03/16/32(a)	6,347	6,428,959
4.76%, 09/06/49	8,617	7,408,652
4.91%, 04/02/30	9,852	10,084,084
5.35%, 08/15/32	10,692	11,152,400
5.63%, 08/15/35(a)	10,742	11,276,622
5.83%, 02/20/31	5,610	5,961,111
6.00%, 02/20/34	8,680	9,340,875
6.34%, 08/02/30(a)	9,258	10,022,020
6.42%, 08/02/33(a)	5,553	6,153,379
7.08%, 08/02/43	6,784	7,687,906
7.08%, 08/02/53	8,594	9,852,213
BAT International Finance PLC, 5.93%, 02/02/29(a)	5,743	6,034,292
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	10,592	9,769,949
4.20%, 09/17/29(a)	7,493	7,496,333
4.65%, 09/17/34(a)	6,205	6,145,999

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(b)	$6,843	$7,239,919
Philip Morris International Inc.
1.75%, 11/01/30(a)	19,752	17,616,220
2.10%, 05/01/30	10,462	9,586,312
3.38%, 08/15/29	6,958	6,783,504
3.88%, 08/21/42	6,210	5,180,933
4.00%, 10/29/30	10,837	10,731,758
4.13%, 03/04/43(a)	3,395	2,920,486
4.25%, 10/29/32(a)	9,061	8,937,958
4.25%, 11/10/44	10,149	8,755,477
4.38%, 04/30/30	9,722	9,785,724
4.38%, 11/15/41	6,722	6,031,013
4.63%, 11/01/29	10,583	10,772,457
4.63%, 10/29/35(a)	6,486	6,387,649
4.75%, 11/01/31(a)	7,535	7,705,566
4.88%, 02/13/29	4,875	4,985,887
4.88%, 11/15/43(a)	8,044	7,525,984
4.90%, 11/01/34	10,645	10,793,958
5.13%, 02/15/30	17,065	17,677,019
5.13%, 02/13/31	6,114	6,351,726
5.25%, 02/13/34	13,161	13,663,043
5.38%, 02/15/33	15,236	15,978,412
5.63%, 11/17/29	10,094	10,624,372
5.63%, 09/07/33	4,831	5,149,386
5.75%, 11/17/32(a)	7,847	8,426,587
6.38%, 05/16/38	10,685	12,028,170
Reynolds American Inc.
5.70%, 08/15/35(a)	7,775	8,185,661
5.85%, 08/15/45(a)	16,601	16,546,896
		570,246,895
Airlines — 0.0%
Delta Air Lines Inc., 5.25%, 07/10/30	2,400	2,462,798
Southwest Airlines Co., 5.25%, 11/15/35	1,543	1,509,501
		3,972,299
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	10,155	9,702,424
3.25%, 03/27/40	9,252	7,534,597
3.38%, 03/27/50(a)	11,872	8,659,620
3.88%, 11/01/45(a)	6,998	5,725,177
Tapestry Inc.
5.10%, 03/11/30(a)	200	205,273
5.50%, 03/11/35(a)	452	463,706
		32,290,797
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.40%, 09/05/29(a)	8,218	8,296,092
4.90%, 03/13/29	5,895	6,037,229
4.90%, 01/10/34	8,516	8,595,226
5.05%, 07/10/31	7,902	8,132,322
5.15%, 07/09/32	6,432	6,629,196
Cummins Inc.
1.50%, 09/01/30(a)	10,301	9,205,830
5.15%, 02/20/34	8,441	8,775,582
5.30%, 05/09/35(a)	5,612	5,859,856
5.45%, 02/20/54(a)	8,474	8,481,797
Ford Motor Co.
3.25%, 02/12/32	23,617	20,769,732
4.75%, 01/15/43	16,308	13,117,653
Security	Par (000)	Value
Auto Manufacturers (continued)
5.29%, 12/08/46(a)	$9,692	$8,179,612
6.10%, 08/19/32(a)	10,890	11,230,026
7.45%, 07/16/31(a)	9,407	10,434,217
Ford Motor Credit Co. LLC
2.90%, 02/10/29(a)	7,740	7,243,110
3.63%, 06/17/31	12,578	11,504,358
4.00%, 11/13/30	20,163	19,010,892
5.11%, 05/03/29(a)	8,630	8,620,309
5.30%, 09/06/29(a)	10,985	11,026,137
5.73%, 09/05/30	11,004	11,195,916
5.80%, 03/08/29(a)	8,436	8,605,655
5.88%, 11/07/29(a)	10,325	10,575,408
6.05%, 03/05/31(a)	5,589	5,738,757
6.05%, 11/05/31	17,521	17,933,707
6.13%, 03/08/34(a)	12,048	12,221,395
6.50%, 02/07/35(a)	8,369	8,711,863
6.53%, 03/19/32	11,170	11,714,150
7.12%, 11/07/33	10,154	10,948,899
7.20%, 06/10/30(a)	4,252	4,564,663
7.35%, 03/06/30(a)	9,695	10,411,290
General Motors Co.
5.00%, 04/01/35(a)	6,650	6,571,334
5.15%, 04/01/38	6,936	6,734,960
5.20%, 04/01/45	9,477	8,621,746
5.40%, 10/15/29(a)	13,110	13,596,972
5.40%, 04/01/48(a)	6,181	5,694,134
5.60%, 10/15/32(a)	13,183	13,796,451
5.63%, 04/15/30(a)	11,907	12,432,851
5.95%, 04/01/49(a)	8,387	8,234,960
6.25%, 10/02/43	12,999	13,341,052
6.60%, 04/01/36	8,649	9,456,164
6.75%, 04/01/46(a)	6,507	7,038,276
General Motors Financial Co. Inc.
2.35%, 01/08/31	6,629	5,954,141
2.70%, 06/10/31(a)	12,322	11,152,737
3.10%, 01/12/32	16,049	14,618,506
3.60%, 06/21/30	14,754	14,197,296
4.30%, 04/06/29	11,061	11,043,906
4.90%, 10/06/29	14,862	15,104,893
5.35%, 01/07/30	11,192	11,551,680
5.45%, 07/15/30(a)	8,520	8,863,599
5.45%, 09/06/34	7,168	7,302,455
5.55%, 07/15/29	11,273	11,690,463
5.60%, 06/18/31	14,997	15,643,144
5.63%, 04/04/32(a)	7,039	7,338,892
5.75%, 02/08/31	10,154	10,688,283
5.80%, 01/07/29	2,469	2,574,630
5.85%, 04/06/30(a)	5,445	5,731,465
5.90%, 01/07/35(a)	9,259	9,695,313
5.95%, 04/04/34(a)	7,977	8,396,995
6.10%, 01/07/34	11,845	12,611,942
6.15%, 07/15/35	6,515	6,919,946
6.40%, 01/09/33	5,804	6,285,935
Honda Motor Co. Ltd.
2.97%, 03/10/32	7,761	7,128,879
4.69%, 07/08/30	7,130	7,223,266
5.34%, 07/08/35	10,455	10,759,036
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	7,091	8,444,822
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	7,397	6,877,668

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.38%, 04/01/30(a)	$10,206	$9,939,515
4.45%, 06/29/29	9,548	9,686,884
4.55%, 08/09/29(a)	7,378	7,519,806
4.60%, 10/10/31	8,937	9,092,218
4.65%, 01/05/29	76	77,558
4.80%, 05/15/30(a)	8,689	8,928,346
4.80%, 01/05/34(a)	5,463	5,590,485
5.05%, 05/16/29	8,430	8,717,104
5.10%, 03/21/31(a)	8,168	8,515,297
5.35%, 01/09/35(a)	7,015	7,406,713
5.55%, 11/20/30	7,893	8,390,993
		730,954,590
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51	10,896	7,101,393
3.25%, 03/01/32(a)	15,064	14,050,992
4.15%, 05/01/52	8,993	7,008,523
		28,160,908
Banks — 22.7%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	1,856	1,903,396
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	2,978	3,088,834
6.03%, 03/13/35, (1-year CMT + 0.01)(c)	5,129	5,490,154
Banco Santander SA
2.75%, 12/03/30	17,377	15,856,679
2.96%, 03/25/31	12,905	12,010,211
3.31%, 06/27/29(a)	7,969	7,753,346
3.49%, 05/28/30	12,720	12,278,891
4.55%, 11/06/30	6,773	6,800,779
5.13%, 11/06/35	7,217	7,285,013
5.44%, 07/15/31	20,932	22,056,938
5.54%, 03/14/30, (1-year CMT + 1.45%)(c)	9,159	9,493,512
5.57%, 01/17/30	6,043	6,316,897
6.03%, 01/17/35	6,714	7,262,688
6.35%, 03/14/34(a)	10,408	11,241,005
6.92%, 08/08/33	14,075	15,692,641
6.94%, 11/07/33	9,782	11,274,914
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	28,647	25,832,461
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	25,275	22,657,842
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	29,756	26,697,943
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	31,458	29,390,039
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	33,758	30,617,598
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	23,494	21,966,693
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	39,915	30,034,146
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	38,990	35,893,707
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	10,252	6,685,317
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(c)	31,135	29,708,998
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	25,896	23,824,778
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	20,792	14,030,733
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	34,042	32,946,117
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	34,607	27,733,558
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	13,823	11,294,446
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.47%)(c)	21,497	21,412,134
Security	Par (000)	Value
Banks (continued)
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	$11,672	$10,560,854
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	41,171	33,945,848
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(c)	13,671	12,928,326
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	21,250	18,310,315
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	16,879	14,981,262
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	32,657	32,796,632
5.00%, 01/21/44	18,175	17,887,081
5.02%, 07/22/33, (1-day SOFR + 2.16%)(a)(c)	42,495	43,735,387
5.16%, 01/24/31, (1-day SOFR + 1.00%)(a)(c)	10,166	10,545,588
5.29%, 04/25/34, (1-day SOFR + 1.91%)(c)	44,398	46,273,012
5.46%, 05/09/36, (1-day SOFR + 1.64%)(c)	21,634	22,801,208
5.47%, 01/23/35, (1-day SOFR + 1.65%)(a)(c)	47,357	49,874,721
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	33,661	35,517,243
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	28,791	31,016,893
5.88%, 02/07/42	12,952	13,962,650
6.00%, 10/15/36	6,503	7,132,358
6.11%, 01/29/37(a)	15,264	16,572,650
7.75%, 05/14/38	11,623	14,281,416
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	22,492	20,728,512
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	7,500	5,559,372
Bank of Montreal
4.35%, 09/22/31, (1-day SOFR Index + 1.80%)(a)(c)	12,815	12,833,559
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	5,989	6,072,478
5.51%, 06/04/31(a)	2,306	2,439,713
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29	6,544	6,366,656
Bank of Nova Scotia (The)
2.45%, 02/02/32	7,917	7,093,833
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	11,277	11,273,814
4.85%, 02/01/30(a)	9,625	9,854,965
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	6,647	6,862,174
5.65%, 02/01/34(a)	4,351	4,657,367
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	11,159	10,346,451
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	19,407	17,703,459
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	4,766	4,341,897
3.33%, 11/24/42, (1-year CMT + 1.30%)(c)	10,243	8,015,497
4.94%, 09/10/30, (1-day SOFR + 1.56%)(a)(c)	15,524	15,837,099
4.95%, 01/10/47(a)	11,721	10,947,180
5.25%, 08/17/45(a)	10,722	10,391,762
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)(c)	17,233	17,607,614
5.37%, 02/25/31, (1-day SOFR + 1.23%)(a)(c)	16,384	16,961,179
5.69%, 03/12/30, (1-day SOFR + 1.74%)(c)	19,452	20,262,892
5.75%, 08/09/33, (1-year CMT + 3.00%)(c)	16,702	17,641,634
5.79%, 02/25/36, (1-day SOFR + 1.59%)(a)(c)	19,721	20,801,835
5.86%, 08/11/46, (1-day SOFR + 1.83%)(a)(c)	9,544	9,934,787
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	5,765	6,143,294
6.22%, 05/09/34, (1-day SOFR + 2.98%)(a)(c)	17,358	18,793,123
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	8,309	9,233,259
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	16,571	19,082,211
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	6,486	6,541,608

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	$9,108	$8,706,880
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(a)(c)	13,091	13,138,694
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)(c)	7,767	7,888,290
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	10,145	10,512,042
5.26%, 04/08/29	5,616	5,823,286
6.09%, 10/03/33	4,894	5,356,198
Citibank N.A.
4.84%, 08/06/29	6,689	6,861,675
4.91%, 05/29/30	27,320	28,176,485
5.57%, 04/30/34	16,542	17,629,807
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	30,167	27,069,817
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	44,622	40,621,642
2.57%, 06/03/31, (1-day SOFR + 2.11%)(a)(c)	41,539	38,554,340
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	27,487	25,779,005
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(c)	11,945	8,899,437
2.98%, 11/05/30, (1-day SOFR + 1.42%)(a)(c)	26,975	25,749,226
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	32,630	30,035,941
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	34,357	32,897,666
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(a)(c)	10,891	9,716,522
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.60%)(c)	16,391	16,276,650
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.10%)(c)	7,838	6,718,166
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	25,391	25,454,957
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	22,186	22,342,478
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	26,912	27,180,081
4.65%, 07/30/45	9,622	8,782,404
4.65%, 07/23/48(a)	21,407	19,328,676
4.75%, 05/18/46	17,173	15,282,122
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	13,017	13,256,892
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	11,833	12,127,818
5.17%, 02/13/30, (1-day SOFR + 1.36%)(c)	19,422	19,985,009
5.17%, 09/11/36, (1-day SOFR + 1.49%)(a)(c)	20,801	21,221,488
5.30%, 05/06/44	7,781	7,577,742
5.32%, 03/26/41, (1-day SOFR + 4.55%)(c)	12,431	12,592,492
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	17,377	17,941,773
5.45%, 06/11/35, (1-day SOFR + 1.45%)(c)	20,789	21,710,165
5.61%, 03/04/56, (1-day SOFR + 1.75%)(c)	22,024	22,389,559
5.88%, 01/30/42	6,781	7,208,084
6.27%, 11/17/33, (1-day SOFR + 2.34%)(c)	24,798	27,180,334
6.63%, 06/15/32(a)	5,315	5,916,175
6.68%, 09/13/43	7,373	8,335,937
8.13%, 07/15/39	16,870	21,816,385
Citizens Financial Group Inc.
3.25%, 04/30/30	16,418	15,649,349
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	8,596	8,818,464
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	8,147	8,544,767
5.84%, 01/23/30, (1-day SOFR + 2.01%)(c)	4,490	4,678,219
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	4,781	5,268,725
Commonwealth Bank of Australia, 4.15%, 10/01/30	3,857	3,881,180
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	12,369	12,539,773
5.25%, 08/04/45(a)	10,099	9,713,912
5.75%, 12/01/43	11,968	12,216,845
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29(a)	2,902	2,962,769
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	$15,491	$14,254,840
3.55%, 09/18/31, (1-day SOFR + 3.04%)(c)	8,056	7,676,306
5.00%, 09/11/30, (1-day SOFR + 1.70%)(a)(c)	13,893	14,127,397
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	10,902	11,205,102
5.40%, 09/11/35, (1-day SOFR + 2.05%)(a)(c)	6,635	6,797,038
5.41%, 05/10/29(a)	12,861	13,392,699
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	11,678	11,833,803
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)(c)	13,714	13,954,380
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)(c)	5,539	5,823,855
8.25%, 03/01/38	2,961	3,666,831
Goldman Sachs Capital I, 6.35%, 02/15/34	11,250	12,008,684
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	36,770	32,752,657
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	52,597	47,275,425
2.60%, 02/07/30(a)	20,520	19,285,072
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	22,551	20,630,065
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	31,345	28,406,550
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	17,276	12,909,674
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	41,992	38,879,423
3.21%, 04/22/42, (1-day SOFR + 1.51%)(a)(c)	15,143	11,834,462
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	14,924	11,830,752
3.80%, 03/15/30(a)	22,183	21,864,933
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.64%)(c)	20,530	18,670,271
4.37%, 10/21/31, (1-day SOFR + 1.06%)(a)(c)	30,932	30,966,631
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(a)(c)	11,974	11,190,858
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	16,041	16,304,181
4.75%, 10/21/45	18,660	17,146,118
4.80%, 07/08/44	15,047	14,110,466
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	32,217	32,344,041
5.02%, 10/23/35, (1-day SOFR + 1.42%)(c)	31,195	31,669,853
5.05%, 07/23/30, (1-day SOFR + 1.21%)(c)	25,547	26,232,832
5.15%, 05/22/45	15,003	14,297,179
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	13,808	14,303,200
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	22,384	23,188,262
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	25,062	26,014,153
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	23,634	24,765,631
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	34,434	35,036,915
5.73%, 04/25/30, (1-day SOFR + 0.27%)(c)	21,470	22,477,254
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	28,950	30,003,511
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	18,142	19,484,107
6.13%, 02/15/33(a)	9,084	10,014,818
6.25%, 02/01/41	18,731	20,672,670
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	6,809	7,663,990
6.75%, 10/01/37	45,297	50,999,589
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	27,128	24,780,910
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	22,006	20,142,521
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	24,195	22,680,098
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	15,679	14,280,734
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.87%)(c)	21,973	21,752,413
4.95%, 03/31/30	24,710	25,408,213
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	13,866	14,247,896
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	12,536	12,942,005
5.25%, 03/14/44(a)	11,042	10,875,861
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	20,567	21,284,365

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)(c)	$24,602	$25,654,498
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	18,282	18,989,791
5.55%, 03/04/30, (1-day SOFR + 1.46%)(a)(c)	13,597	14,122,781
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)(c)	14,841	15,768,150
5.73%, 05/17/32, (1-day SOFR + 1.52%)(a)(c)	17,244	18,245,049
5.79%, 05/13/36, (1-day SOFR + 1.88%)(a)(c)	12,612	13,411,086
6.10%, 01/14/42(a)	3,002	3,285,730
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	19,254	21,086,463
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(c)	21,644	23,918,875
6.50%, 05/02/36(a)	1,705	1,901,811
6.50%, 09/15/37	19,600	21,544,357
6.80%, 06/01/38(a)	3,684	4,209,494
HSBC Holdings PLC,
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	12,991	13,082,008
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	15,875	16,008,960
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	8,142	7,583,170
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(c)	9,294	9,593,211
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)(c)	5,983	6,288,544
Huntington National Bank (The), 5.65%, 01/10/30(a)	7,119	7,470,475
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	11,191	10,342,850
4.05%, 04/09/29	5,263	5,247,670
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	13,287	13,108,602
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	8,538	8,776,823
5.34%, 03/19/30, (1-day SOFR + 1.44%)(c)	7,716	7,990,187
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)(c)	7,734	8,105,672
5.55%, 03/19/35, (1-day SOFR + 1.77%)(c)	11,123	11,649,343
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)(c)	7,269	7,910,955
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	25,468	22,663,828
1.95%, 02/04/32, (1-day SOFR + 1.07%)(c)	41,461	36,976,168
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	24,925	23,275,815
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	11,508	8,429,840
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	38,855	35,161,883
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	41,445	38,042,560
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	25,672	24,403,079
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	38,457	35,478,605
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(a)(c)	15,459	12,345,947
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	24,899	17,396,187
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	12,340	9,716,014
3.33%, 04/22/52, (1-day SOFR + 1.58%)(c)	30,025	21,790,368
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.42%)(a)(c)	21,169	20,894,480
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	23,949	21,817,091
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	18,656	15,207,987
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)(c)	29,465	24,229,164
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	15,736	13,153,916
Security	Par (000)	Value
Banks (continued)
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	$25,726	$25,752,765
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	19,361	16,776,854
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.59%)(c)	17,806	18,002,892
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	21,608	21,882,964
4.57%, 06/14/30, (1-day SOFR + 1.75%)(c)	15,619	15,842,317
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	13,780	13,918,952
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	16,236	16,514,131
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	27,186	27,330,222
4.85%, 02/01/44	11,695	11,239,125
4.91%, 07/25/33, (1-day SOFR + 2.08%)(a)(c)	38,513	39,575,863
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	26,944	27,471,903
4.95%, 06/01/45	11,042	10,584,632
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	24,394	25,095,215
5.01%, 01/23/30, (1-day SOFR + 1.31%)(c)	6,457	6,628,994
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	18,847	19,546,887
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	20,133	20,883,427
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	27,912	29,098,400
5.34%, 01/23/35, (1-day SOFR + 1.62%)(a)(c)	20,793	21,765,050
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	38,700	40,603,053
5.40%, 01/06/42(a)	7,230	7,430,199
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	20,962	22,155,130
5.50%, 10/15/40(a)	9,397	9,911,954
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	16,498	17,073,251
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	34,323	36,443,907
5.58%, 04/22/30, (1-day SOFR + 1.16%)(c)	21,339	22,333,724
5.60%, 07/15/41	15,219	16,040,529
5.63%, 08/16/43(a)	9,883	10,286,565
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	29,577	31,821,770
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	22,647	25,083,296
6.40%, 05/15/38	15,799	18,118,778
KeyBank NA, 5.00%, 01/26/33	5,198	5,264,570
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	3,973	3,962,570
KeyCorp
2.55%, 10/01/29(a)	5,437	5,129,333
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	2,090	2,092,462
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	6,130	6,688,930
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	11,434	9,542,288
4.43%, 11/04/31, (1-year CMT + 0.82%)(c)	10,711	10,730,910
4.94%, 11/04/36, (1-year CMT + 0.97%)(a)(c)	10,914	10,889,164
4.98%, 08/11/33, (1-year CMT + 2.30%)(c)	11,475	11,718,713
5.30%, 12/01/45(a)	7,856	7,519,267
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	5,107	5,364,170
5.68%, 01/05/35, (1-year CMT + 1.75%)(a)(c)	10,957	11,587,261
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	19,551	20,501,329
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	8,461	8,538,919
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)(c)	8,641	8,867,462
5.39%, 01/16/36, (1-day SOFR + 1.61%)(c)	10,005	10,206,348
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	5,237	5,573,486
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	9,621	8,741,344
2.31%, 07/20/32, (1-year CMT + 0.95%)(c)	7,680	6,887,547
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	7,269	6,538,989
2.56%, 02/25/30(a)	11,457	10,740,385
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	11,088	10,097,641

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.20%, 07/18/29	$10,691	$10,354,313
3.74%, 03/07/29(a)	9,789	9,703,902
3.75%, 07/18/39	17,987	15,896,873
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	15,216	15,340,715
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	9,650	10,000,343
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	13,995	14,504,968
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)(c)	10,655	10,948,477
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	5,212	5,394,975
5.26%, 04/17/30, (1-year CMT + 0.82%)(a)(c)	9,918	10,255,112
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	5,631	5,937,119
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	13,068	13,679,501
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	7,935	8,353,501
5.47%, 09/13/33, (1-year CMT + 2.13%)(a)(c)	6,008	6,336,320
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	5,864	6,191,931
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	16,537	17,512,865
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(a)(c)	17,077	15,338,194
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(a)(c)	14,021	12,772,248
2.56%, 09/13/31(a)	8,521	7,639,190
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	10,194	9,824,473
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	6,944	7,049,916
5.32%, 07/08/36, (1-year CMT + 1.07%)(c)	9,726	10,072,712
5.38%, 05/26/30, (1-year CMT + 1.12%)(c)	9,925	10,302,952
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	10,856	11,274,948
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	6,422	6,697,585
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(c)	5,146	5,424,192
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	6,160	6,560,600
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	4,895	5,228,387
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	6,358	6,781,888
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	31,831	28,050,330
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	23,606	20,811,628
2.24%, 07/21/32, (1-day SOFR + 1.18%)(c)	30,698	27,365,038
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	30,611	27,565,294
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	35,627	33,438,875
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(c)	20,914	13,554,181
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	22,571	20,709,660
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	12,049	9,522,734
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	17,940	17,480,309
3.97%, 07/22/38(c)	23,798	21,660,368
4.30%, 01/27/45	23,677	20,835,322
4.38%, 01/22/47	24,783	21,815,325
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.89%)(a)(c)	11,062	11,142,476
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	15,288	14,460,733
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	31,460	31,897,524
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	18,777	19,211,780
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	10,594	10,889,520
5.17%, 01/16/30, (1-day SOFR + 1.45%)(c)	9,129	9,396,597
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	13,386	13,863,017
5.23%, 01/15/31, (1-day SOFR + 1.11%)(c)	21,902	22,660,499
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	23,073	23,961,421
5.32%, 07/19/35, (1-day SOFR + 1.56%)(a)(c)	23,988	24,924,669
5.42%, 07/21/34, (1-day SOFR + 1.88%)(a)(c)	20,414	21,406,527
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	19,099	20,003,573
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	29,703	30,065,956
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	22,738	24,004,866
Security	Par (000)	Value
Banks (continued)
5.60%, 03/24/51, (1-day SOFR + 4.84%)(c)	$17,349	$17,725,138
5.66%, 04/18/30, (1-day SOFR + 1.26%)(c)	23,196	24,252,047
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	23,356	24,774,429
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	23,597	25,307,707
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	26,486	29,223,500
6.38%, 07/24/42	9,954	11,254,159
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	13,648	15,372,144
7.25%, 04/01/32(a)	9,202	10,676,740
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	28,709	28,734,517
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	26,344	26,411,562
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	25,126	25,236,482
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	32,492	33,033,573
National Australia Bank Ltd./New York
4.53%, 06/13/30(a)	3,571	3,649,002
4.79%, 01/10/29	3,379	3,465,667
4.90%, 01/14/30	5,044	5,217,985
National Bank of Canada
4.50%, 10/10/29	6,147	6,222,993
5.60%, 12/18/28(a)	1,911	1,994,621
NatWest Group PLC
4.45%, 05/08/30, (3-mo. SOFR US + 2.13%)(c)	14,129	14,219,009
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	23,949	24,504,152
5.08%, 01/27/30, (3-mo. SOFR US + 2.17%)(c)	8,727	8,932,647
5.12%, 05/23/31, (1-year CMT + 1.05%)(c)	9,972	10,270,532
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	12,060	12,838,390
6.02%, 03/02/34, (1-year CMT + 2.10%)(a)(c)	7,381	7,964,278
Northern Trust Corp.
1.95%, 05/01/30	3,196	2,929,283
6.13%, 11/02/32	4,507	4,937,561
PNC Bank N.A., 2.70%, 10/22/29	9,372	8,873,402
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)(c)	8,847	7,981,175
2.55%, 01/22/30(a)	17,251	16,255,842
3.45%, 04/23/29	8,660	8,533,875
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	7,257	7,405,035
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	9,336	9,574,829
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	7,037	7,230,814
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	11,034	11,443,297
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	15,952	16,529,336
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	14,341	14,951,290
5.49%, 05/14/30, (1-day SOFR + 1.20%)(c)	13,465	14,038,470
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	16,038	16,866,299
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	15,109	16,005,011
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)(c)	6,155	6,649,003
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	11,928	12,926,885
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	15,352	17,465,898
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.06%)(c)	5,734	5,929,935
5.72%, 06/06/30, (1-day SOFR +1.49%)(c)	5,372	5,599,663
Royal Bank of Canada
2.30%, 11/03/31	17,645	15,912,206
3.88%, 05/04/32(a)	11,883	11,600,602
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	11,642	11,620,335
4.65%, 10/18/30, (1-day SOFR Index + 1.80%)(c)	13,335	13,538,579

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	$12,173	$12,371,583
4.95%, 02/01/29	6,685	6,881,840
4.97%, 08/02/30, (1-day SOFR + 1.00%)(a)(c)	7,013	7,194,748
4.97%, 05/02/31, (1-day SOFR Index + 1.30%)(c)	11,880	12,193,539
5.00%, 02/01/33	7,797	8,065,500
5.00%, 05/02/33	7,795	8,064,148
5.15%, 02/04/31, (1-day SOFR + 1.03%)(c)	10,896	11,246,385
5.15%, 02/01/34(a)	11,201	11,780,627
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(c)	10,068	10,299,227
5.74%, 03/20/31, (1-day SOFR + 1.88%)(c)	7,284	7,542,162
6.17%, 01/09/30, (1-day SOFR + 2.50%)(a)(c)	5,903	6,164,148
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	3,742	4,017,458
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(c)	5,274	5,351,171
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(c)	12,476	12,457,486
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	5,414	5,664,806
State Street Bank & Trust Co., 4.78%, 11/23/29	6,062	6,255,502
State Street Corp.
2.20%, 03/03/31(a)	5,546	4,990,502
2.40%, 01/24/30(a)	4,857	4,589,306
4.83%, 04/24/30(a)	8,209	8,463,907
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30(a)	23,740	21,657,017
2.22%, 09/17/31	20,079	17,901,298
2.75%, 01/15/30	15,817	14,945,673
2.93%, 09/17/41(a)	2,466	1,832,696
3.04%, 07/16/29	15,345	14,767,805
5.24%, 04/15/30(a)	7,966	8,289,549
5.32%, 07/09/29	10,969	11,397,886
5.42%, 07/09/31	10,794	11,348,273
5.56%, 07/09/34(a)	10,536	11,173,420
5.63%, 01/15/35(a)	4,921	5,264,114
5.71%, 01/13/30	14,365	15,173,214
5.77%, 01/13/33(a)	12,740	13,676,742
5.81%, 09/14/33(a)	8,028	8,657,433
5.84%, 07/09/44	7,457	7,809,837
6.18%, 07/13/43(a)	5,236	5,765,234
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	14,525	12,993,211
3.20%, 03/10/32	6,272	5,869,393
4.46%, 06/08/32(a)	14,605	14,651,551
4.78%, 12/17/29	4,445	4,556,057
4.81%, 06/03/30(a)	8,306	8,497,735
4.93%, 10/15/35	13,992	14,143,039
4.99%, 04/05/29	2,969	3,050,794
5.30%, 01/30/32	10,185	10,695,958
Truist Bank, 2.25%, 03/11/30	12,805	11,767,508
Truist Financial Corp.
1.95%, 06/05/30	7,810	7,092,156
4.96%, 10/23/36, (1-day SOFR + 1.40%)(c)	14,955	14,884,209
5.07%, 05/20/31, (1-day SOFR + 1.31%)(c)	10,833	11,157,844
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)(c)	10,234	10,454,291
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)(c)	7,030	7,260,351
5.44%, 01/24/30, (1-day SOFR + 1.62%)(c)	5,222	5,420,583
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	17,048	18,027,544
5.87%, 06/08/34, (1-day SOFR + 2.36%)(c)	11,404	12,162,145
Security	Par (000)	Value
Banks (continued)
6.12%, 10/28/33, (1-day SOFR + 2.30%)(c)	$5,931	$6,415,280
U.S. Bancorp
1.38%, 07/22/30	14,548	12,883,188
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)(c)	6,376	5,764,329
3.00%, 07/30/29(a)	17,951	17,304,392
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	13,400	13,569,553
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	9,411	9,687,931
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(c)	11,899	12,290,297
5.10%, 07/23/30, (1-day SOFR + 1.25%)(c)	10,556	10,891,154
5.38%, 01/23/30, (1-day SOFR + 1.56%)(c)	15,037	15,599,197
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	7,033	7,353,655
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	12,196	12,964,896
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	13,363	14,341,543
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(c)	7,912	8,495,724
UBS AG/London, 4.50%, 06/26/48	7,694	6,813,961
UBS Group AG, 4.88%, 05/15/45	13,769	12,856,315
Wachovia Corp., 5.50%, 08/01/35	6,362	6,616,245
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	26,598	24,918,060
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	33,470	31,896,806
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	27,211	21,500,399
3.35%, 03/02/33, (1-day SOFR + 1.50%)(a)(c)	44,662	41,943,902
3.90%, 05/01/45	21,294	17,576,953
4.15%, 01/24/29	4,900	4,912,100
4.40%, 06/14/46(a)	26,396	22,437,812
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	12,904	13,041,264
4.61%, 04/25/53, (1-day SOFR + 2.13%)(c)	31,114	27,368,550
4.65%, 11/04/44(a)	14,470	12,879,442
4.75%, 12/07/46	18,437	16,469,525
4.89%, 09/15/36, (1-day SOFR + 1.34%)(a)(c)	23,450	23,666,361
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	38,828	39,707,745
4.90%, 11/17/45	17,810	16,238,821
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	47,184	44,179,162
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	33,315	34,508,557
5.20%, 01/23/30, (1-day SOFR + 1.50%)(c)	10,120	10,441,515
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	18,199	18,787,463
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	20,001	20,785,823
5.38%, 11/02/43	14,582	14,361,059
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)(c)	33,374	34,998,449
5.50%, 01/23/35, (1-day SOFR + 1.78%)(c)	29,370	30,896,165
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	33,361	35,316,025
5.61%, 04/23/36, (1-day SOFR + 1.74%)(c)	20,996	22,033,246
5.61%, 01/15/44(a)	21,672	21,831,651
6.49%, 10/23/34, (1-day SOFR + 2.06%)(a)(c)	26,811	29,946,898
Wells Fargo Bank NA
5.85%, 02/01/37(a)	7,837	8,341,461
6.60%, 01/15/38	10,229	11,599,986
Westpac Banking Corp.
2.15%, 06/03/31	5,916	5,375,504
2.65%, 01/16/30	12,319	11,721,552
2.96%, 11/16/40	7,105	5,506,936
3.13%, 11/18/41(a)	6,455	4,928,452
4.35%, 07/01/30	14,926	15,137,434
4.42%, 07/24/39(a)	8,569	8,053,226
5.05%, 04/16/29	6,221	6,461,602
6.82%, 11/17/33	6,195	6,974,291
		7,496,025,020

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	$44,756	$44,739,449
4.90%, 02/01/46	75,537	71,109,640
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46(a)	12,694	11,909,442
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	19,896	19,486,168
4.44%, 10/06/48	15,623	13,704,061
4.50%, 06/01/50(a)	9,394	8,597,028
4.75%, 01/23/29	5,655	5,778,742
4.90%, 01/23/31(a)	7,683	7,981,501
4.95%, 01/15/42	7,948	7,716,139
5.00%, 06/15/34(a)	9,050	9,414,544
5.45%, 01/23/39	14,659	15,357,564
5.55%, 01/23/49(a)	34,967	35,529,259
5.80%, 01/23/59	16,483	17,192,567
8.20%, 01/15/39	11,720	15,247,391
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	15,661	13,751,465
1.65%, 06/01/30(a)	10,491	9,521,610
2.00%, 03/05/31	12,055	10,953,221
2.13%, 09/06/29	14,289	13,475,716
2.25%, 01/05/32	8,232	7,464,317
2.50%, 06/01/40	7,948	5,997,234
2.50%, 03/15/51(a)	11,834	7,276,598
2.60%, 06/01/50	12,178	7,730,594
2.75%, 06/01/60	8,849	5,324,279
2.88%, 05/05/41	6,594	5,130,917
3.00%, 03/05/51	10,324	7,072,561
3.45%, 03/25/30(a)	6,643	6,525,994
4.65%, 08/14/34(a)	10,310	10,600,943
5.00%, 05/13/34(a)	12,123	12,728,789
5.20%, 01/14/55	10,985	10,841,460
5.30%, 05/13/54(a)	8,337	8,326,406
5.40%, 05/13/64	18,088	18,037,705
Constellation Brands Inc.
2.25%, 08/01/31(a)	11,332	10,057,204
3.15%, 08/01/29	12,962	12,497,737
4.90%, 05/01/33(a)	3,650	3,680,618
Diageo Capital PLC
2.00%, 04/29/30	13,339	12,197,503
2.13%, 04/29/32	8,052	7,020,510
2.38%, 10/24/29	10,544	9,922,422
5.50%, 01/24/33	8,084	8,577,423
5.63%, 10/05/33(a)	6,847	7,336,002
Diageo Investment Corp.
5.13%, 08/15/30	7,660	7,957,940
5.63%, 04/15/35	4,384	4,675,903
Keurig Dr Pepper Inc.
3.20%, 05/01/30	7,920	7,511,791
3.80%, 05/01/50	6,238	4,605,204
3.95%, 04/15/29	8,907	8,799,285
4.05%, 04/15/32(a)	8,151	7,850,317
4.50%, 04/15/52(a)	9,321	7,658,425
5.05%, 03/15/29(a)	5,467	5,581,165
Molson Coors Beverage Co.
4.20%, 07/15/46	12,975	10,634,454
5.00%, 05/01/42(a)	8,838	8,250,959
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc.
1.40%, 02/25/31(a)	$8,192	$7,184,500
1.63%, 05/01/30	11,521	10,448,768
1.95%, 10/21/31	10,943	9,734,010
2.63%, 07/29/29(a)	11,390	10,894,363
2.63%, 10/21/41	6,117	4,500,525
2.75%, 03/19/30	10,015	9,534,562
2.75%, 10/21/51(a)	9,042	5,819,409
2.88%, 10/15/49	8,257	5,577,800
3.45%, 10/06/46	8,818	6,794,769
3.63%, 03/19/50	10,609	8,188,642
3.90%, 07/18/32	10,398	10,273,662
4.45%, 02/15/33(a)	7,110	7,262,702
4.45%, 04/14/46	9,398	8,451,976
4.50%, 07/17/29	9,110	9,306,231
4.60%, 02/07/30(a)	4,827	4,947,680
4.65%, 07/23/32	10,403	10,665,938
5.00%, 02/07/35	6,101	6,307,954
5.00%, 07/23/35	10,729	11,064,848
5.25%, 07/17/54(a)	8,855	8,770,529
		745,067,034
Biotechnology — 1.7%
Amgen Inc.
2.00%, 01/15/32	28,496	24,911,964
2.30%, 02/25/31	13,453	12,204,957
2.45%, 02/21/30(a)	6,495	6,055,512
2.77%, 09/01/53(a)	8,853	5,389,412
2.80%, 08/15/41	6,398	4,731,413
3.00%, 02/22/29	7,126	6,899,093
3.00%, 01/15/52(a)	10,755	7,149,984
3.15%, 02/21/40	15,178	12,148,002
3.35%, 02/22/32	19,098	18,070,877
3.38%, 02/21/50	11,675	8,508,141
4.05%, 08/18/29	12,742	12,724,433
4.20%, 03/01/33	11,030	10,840,190
4.20%, 02/22/52	7,000	5,650,447
4.40%, 05/01/45(a)	19,056	16,683,095
4.40%, 02/22/62	10,558	8,464,827
4.56%, 06/15/48(a)	11,346	9,888,763
4.66%, 06/15/51	28,488	25,009,741
4.88%, 03/01/53	10,792	9,730,952
5.25%, 03/02/30(a)	11,558	12,008,688
5.25%, 03/02/33(a)	27,553	28,728,582
5.60%, 03/02/43	22,625	23,207,324
5.65%, 03/02/53(a)	37,941	38,174,007
5.75%, 03/02/63	22,079	22,191,623
Biogen Inc.
2.25%, 05/01/30(a)	17,665	16,252,662
3.15%, 05/01/50	10,853	7,194,583
5.20%, 09/15/45	9,911	9,331,694
Gilead Sciences Inc.
1.65%, 10/01/30	5,701	5,104,060
2.60%, 10/01/40	14,415	10,771,720
2.80%, 10/01/50(a)	16,585	10,788,715
4.00%, 09/01/36	7,970	7,502,990
4.15%, 03/01/47	14,999	12,683,921
4.50%, 02/01/45	15,740	14,175,255
4.60%, 09/01/35(a)	12,807	12,774,447
4.75%, 03/01/46	22,057	20,395,093
4.80%, 11/15/29	6,038	6,219,644
4.80%, 04/01/44	13,890	13,004,219

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.10%, 06/15/35(a)	$6,262	$6,482,932
5.25%, 10/15/33	3,549	3,746,460
5.50%, 11/15/54	13,052	13,193,119
5.55%, 10/15/53(a)	10,935	11,141,840
5.60%, 11/15/64	5,707	5,792,477
5.65%, 12/01/41	8,081	8,515,198
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	7,016	6,260,631
2.80%, 09/15/50	5,285	3,317,755
Royalty Pharma PLC
2.20%, 09/02/30	11,766	10,672,733
3.30%, 09/02/40	7,655	6,006,141
3.55%, 09/02/50	10,200	7,182,579
5.20%, 09/25/35(a)	9,664	9,778,393
		567,661,288
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30(a)(b)	9,265	9,508,323
5.40%, 04/07/35(a)(b)	8,028	8,346,137
Carlisle Companies Inc., 2.75%, 03/01/30	4,783	4,511,759
Carrier Global Corp.
2.70%, 02/15/31	7,265	6,729,727
2.72%, 02/15/30	10,294	9,699,849
3.38%, 04/05/40	10,398	8,519,471
3.58%, 04/05/50	10,706	8,031,735
5.90%, 03/15/34	5,871	6,343,813
CRH America Finance Inc.
4.40%, 02/09/31	8,927	8,952,052
5.00%, 02/09/36(a)	9,641	9,739,914
5.40%, 05/21/34	9,219	9,621,250
5.50%, 01/09/35	6,877	7,220,790
CRH SMW Finance DAC
5.13%, 01/09/30	8,397	8,657,213
5.20%, 05/21/29	9,181	9,485,951
Martin Marietta Materials Inc.
2.40%, 07/15/31	13,002	11,756,856
3.20%, 07/15/51(a)	6,590	4,533,629
5.15%, 12/01/34	4,187	4,304,679
5.50%, 12/01/54(a)	6,445	6,414,605
Owens Corning, 5.70%, 06/15/34(a)	7,183	7,586,009
Trane Technologies Financing Ltd., 3.80%, 03/21/29	7,025	6,977,193
Vulcan Materials Co.
3.50%, 06/01/30(a)	5,194	5,044,158
5.35%, 12/01/34(a)	6,116	6,377,224
5.70%, 12/01/54	6,733	6,868,195
		175,230,532
Chemicals — 0.7%
Air Products and Chemicals Inc.
2.05%, 05/15/30(a)	12,087	11,122,715
2.70%, 05/15/40	8,268	6,280,163
2.80%, 05/15/50	7,885	5,156,114
4.60%, 02/08/29	3,063	3,124,653
4.85%, 02/08/34(a)	8,919	9,116,324
CF Industries Inc.
4.95%, 06/01/43	6,138	5,570,265
5.15%, 03/15/34(a)	6,942	7,006,603
5.30%, 11/26/35	6,450	6,494,826
5.38%, 03/15/44(a)	6,341	6,028,939
Security	Par (000)	Value
Chemicals (continued)
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	$6,127	$5,425,016
3.60%, 11/15/50	9,798	6,514,692
4.38%, 11/15/42(a)	12,902	10,426,755
4.80%, 01/15/31	8,080	8,054,067
5.25%, 11/15/41	7,592	6,964,720
5.55%, 11/30/48	7,878	7,076,150
6.90%, 05/15/53(a)	6,414	6,746,725
DuPont de Nemours Inc.
5.32%, 11/15/38	4,997	5,097,082
5.42%, 11/15/48(a)	3,134	2,979,385
Eastman Chemical Co.
4.65%, 10/15/44	6,490	5,561,080
5.00%, 08/01/29	5,460	5,569,029
5.63%, 02/20/34(a)	6,675	6,904,774
Ecolab Inc., 2.70%, 12/15/51	7,194	4,538,546
LYB International Finance BV
4.88%, 03/15/44(a)	10,269	8,623,276
5.25%, 07/15/43	5,471	4,809,187
LYB International Finance III LLC
3.38%, 10/01/40	11,141	8,216,574
3.63%, 04/01/51(a)	9,725	6,402,970
4.20%, 10/15/49	7,233	5,303,343
4.20%, 05/01/50	9,145	6,650,873
5.50%, 03/01/34(a)	4,192	4,171,458
5.88%, 01/15/36(a)	2,414	2,421,327
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	8,987	6,940,879
Nutrien Ltd.
4.20%, 04/01/29(a)	5,529	5,527,590
5.00%, 04/01/49	6,916	6,329,010
5.80%, 03/27/53(a)	6,366	6,502,699
Sherwin-Williams Co. (The)
2.95%, 08/15/29(a)	8,228	7,886,199
4.50%, 06/01/47	9,152	7,945,115
		229,489,123
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30	5,550	4,912,620
4.45%, 09/09/34(a)	7,865	7,886,226
4.75%, 05/08/32	8,048	8,275,008
Equifax Inc., 2.35%, 09/15/31(a)	6,762	6,019,098
Global Payments Inc.
2.90%, 05/15/30(a)	6,555	6,074,382
2.90%, 11/15/31(a)	14,603	13,024,560
3.20%, 08/15/29(a)	14,198	13,504,161
4.15%, 08/15/49(a)	4,334	3,264,474
4.88%, 11/15/30(a)	8,367	8,386,624
5.20%, 11/15/32	7,774	7,798,859
5.40%, 08/15/32	6,248	6,359,309
5.55%, 11/15/35	9,490	9,480,053
5.95%, 08/15/52(a)	5,943	5,712,187
Massachusetts Institute of Technology
5.60%, 07/01/2111	4,860	4,950,451
5.62%, 06/01/55	2,275	2,402,338
PayPal Holdings Inc.
2.30%, 06/01/30	7,425	6,871,786
2.85%, 10/01/29	3,565	3,414,202
3.25%, 06/01/50(a)	12,183	8,481,842
4.40%, 06/01/32	8,168	8,186,131
5.05%, 06/01/52(a)	9,147	8,503,354

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.15%, 06/01/34(a)	$8,084	$8,344,772
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	4,196	4,278,504
Quanta Services Inc., 2.90%, 10/01/30	10,141	9,518,906
RELX Capital Inc.
3.00%, 05/22/30	7,036	6,692,678
4.00%, 03/18/29	6,904	6,889,844
4.75%, 03/27/30	7,286	7,444,589
5.25%, 03/27/35	3,994	4,153,959
S&P Global Inc.
2.70%, 03/01/29	5,705	5,476,154
2.90%, 03/01/32	16,259	15,048,848
3.70%, 03/01/52(a)	6,970	5,383,166
4.25%, 05/01/29(a)	13,123	13,194,839
5.25%, 09/15/33	5,061	5,349,015
Verisk Analytics Inc.
4.50%, 08/15/30	4,685	4,719,349
5.13%, 02/15/36(a)	4,078	4,136,254
		244,138,542
Computers — 2.5%
Accenture Capital Inc.
4.05%, 10/04/29(a)	14,966	14,998,249
4.25%, 10/04/31	11,053	11,080,825
4.50%, 10/04/34	11,235	11,150,081
Apple Inc.
1.25%, 08/20/30(a)	10,821	9,624,906
1.65%, 05/11/30(a)	14,437	13,141,155
1.65%, 02/08/31	21,628	19,341,343
1.70%, 08/05/31	11,679	10,391,681
2.20%, 09/11/29	7,964	7,521,398
2.38%, 02/08/41	14,141	10,270,750
2.40%, 08/20/50	13,050	7,996,642
2.55%, 08/20/60	22,045	12,819,271
2.65%, 05/11/50(a)	24,046	15,506,938
2.65%, 02/08/51	23,711	15,177,729
2.70%, 08/05/51	17,109	10,971,353
2.80%, 02/08/61	15,713	9,560,419
2.85%, 08/05/61	10,654	6,529,621
2.95%, 09/11/49	18,916	13,043,965
3.25%, 08/08/29	11,133	10,952,319
3.35%, 08/08/32	7,764	7,474,425
3.45%, 02/09/45	12,567	10,011,130
3.75%, 09/12/47	9,033	7,302,703
3.75%, 11/13/47	6,434	5,220,107
3.85%, 05/04/43	23,743	20,371,226
3.85%, 08/04/46	12,859	10,643,653
3.95%, 08/08/52(a)	11,849	9,662,341
4.10%, 08/08/62	13,625	11,043,779
4.20%, 05/12/30	10,655	10,818,936
4.25%, 02/09/47	6,422	5,638,577
4.30%, 05/10/33(a)	5,780	5,890,248
4.38%, 05/13/45	16,576	15,050,978
4.45%, 05/06/44(a)	11,416	10,674,237
4.50%, 05/12/32(a)	5,823	5,979,940
4.50%, 02/23/36(a)	11,198	11,438,704
4.65%, 02/23/46	34,629	32,470,349
4.75%, 05/12/35(a)	7,165	7,393,470
4.85%, 05/10/53(a)	10,003	9,712,543
Dell International LLC/EMC Corp.
3.38%, 12/15/41	2,635	2,038,973
4.50%, 02/15/31	10,721	10,718,069
Security	Par (000)	Value
Computers (continued)
4.75%, 10/06/32	$15,647	$15,681,810
4.85%, 02/01/35	7,446	7,377,477
5.00%, 04/01/30	6,550	6,714,860
5.10%, 02/15/36	9,532	9,521,550
5.30%, 10/01/29	10,424	10,763,382
5.30%, 04/01/32	13,570	14,027,462
5.40%, 04/15/34	7,884	8,131,175
5.50%, 04/01/35(a)	8,672	8,999,943
5.75%, 02/01/33	10,704	11,330,469
6.20%, 07/15/30	9,904	10,603,247
8.10%, 07/15/36	7,465	9,109,020
Hewlett Packard Enterprise Co.
4.40%, 10/15/30	10,023	9,989,293
4.55%, 10/15/29	9,571	9,638,850
4.85%, 10/15/31	8,107	8,213,447
5.00%, 10/15/34	16,135	16,060,928
5.60%, 10/15/54(a)	11,736	10,993,561
6.20%, 10/15/35(a)	7,351	7,957,547
6.35%, 10/15/45(a)	11,556	11,961,649
HP Inc.
2.65%, 06/17/31	5,900	5,341,770
4.00%, 04/15/29	6,763	6,700,632
5.50%, 01/15/33(a)	9,524	9,876,922
6.00%, 09/15/41(a)	7,389	7,585,414
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	8,918	9,090,875
5.25%, 02/05/44	9,683	9,523,762
5.30%, 02/05/54(a)	10,949	10,465,054
International Business Machines Corp.
1.95%, 05/15/30(a)	13,291	12,110,338
2.95%, 05/15/50	7,137	4,669,480
3.50%, 05/15/29	30,633	30,111,727
4.00%, 06/20/42	7,883	6,748,178
4.15%, 05/15/39(a)	14,767	13,357,450
4.25%, 05/15/49(a)	24,048	19,875,672
4.40%, 07/27/32(a)	6,685	6,706,108
4.75%, 02/06/33(a)	7,671	7,857,052
4.80%, 02/10/30	8,692	8,926,413
4.90%, 07/27/52	9,887	8,889,312
5.00%, 02/10/32	10,947	11,322,369
5.20%, 02/10/35(a)	5,575	5,773,492
5.70%, 02/10/55(a)	9,695	9,797,658
Leidos Inc.
2.30%, 02/15/31	6,247	5,622,596
4.38%, 05/15/30	4,523	4,526,021
5.75%, 03/15/33(a)	2,409	2,556,592
		824,143,590
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	6,596	6,436,728
3.63%, 03/24/32	11,814	11,269,062
4.00%, 03/24/52(a)	7,679	6,154,321
Kenvue Inc.
4.85%, 05/22/32(a)	9,657	9,899,481
4.90%, 03/22/33(a)	8,920	9,152,155
5.00%, 03/22/30(a)	9,731	10,022,273
5.05%, 03/22/53(a)	9,624	8,930,958
5.10%, 03/22/43(a)	6,448	6,252,510
5.20%, 03/22/63	8,330	7,705,040
Procter & Gamble Co. (The)
1.20%, 10/29/30	12,322	10,868,459

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
1.95%, 04/23/31(a)	$11,349	$10,275,888
2.30%, 02/01/32(a)	9,279	8,513,856
3.00%, 03/25/30	8,766	8,460,638
4.05%, 01/26/33(a)	5,568	5,596,065
4.10%, 11/03/32	4,758	4,757,145
4.55%, 01/29/34(a)	4,517	4,623,216
Unilever Capital Corp.
1.75%, 08/12/31	10,321	9,126,838
2.13%, 09/06/29(a)	5,618	5,277,742
4.63%, 08/12/34	8,549	8,668,500
5.00%, 12/08/33	6,892	7,183,712
5.90%, 11/15/32	7,150	7,847,984
		167,022,571
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	28,366	26,310,483
3.40%, 10/29/33	16,221	14,709,076
3.85%, 10/29/41(a)	10,480	8,663,511
4.63%, 09/10/29(a)	20,143	20,386,543
4.95%, 09/10/34	9,921	9,921,746
5.10%, 01/19/29	7,237	7,414,715
5.38%, 12/15/31	7,865	8,149,581
6.15%, 09/30/30	15,867	17,048,389
Air Lease Corp.
2.88%, 01/15/32(a)	4,948	4,446,977
3.13%, 12/01/30	5,277	4,902,730
Ally Financial Inc., 8.00%, 11/01/31	12,865	14,628,717
American Express Co.
4.05%, 05/03/29(a)	1,889	1,900,220
4.05%, 12/03/42	7,904	6,855,440
Ameriprise Financial Inc.
5.15%, 05/15/33(a)	4,449	4,637,310
5.20%, 04/15/35	7,579	7,779,925
Apollo Global Management Inc.
5.15%, 08/12/35	2,805	2,806,999
5.80%, 05/21/54	4,579	4,531,746
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(b)	1,497	1,507,278
Brookfield Asset Management Ltd., 6.08%, 09/15/55	779	803,268
Brookfield Finance Inc.
3.50%, 03/30/51(a)	9,021	6,301,406
4.35%, 04/15/30	7,025	7,054,766
4.70%, 09/20/47	6,755	5,850,691
4.85%, 03/29/29	5,855	5,959,584
5.97%, 03/04/54(a)	7,168	7,310,116
Capital One Financial Corp., 6.70%, 11/29/32	4,474	4,959,954
Charles Schwab Corp. (The)
1.65%, 03/11/31	10,850	9,539,307
1.95%, 12/01/31(a)	11,022	9,642,280
2.30%, 05/13/31(a)	5,639	5,118,982
2.90%, 03/03/32(a)	6,926	6,360,646
CME Group Inc.
2.65%, 03/15/32	5,114	4,680,853
4.40%, 03/15/30	5,670	5,747,589
5.30%, 09/15/43	8,145	8,253,444
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	12,698	10,857,440
2.10%, 06/15/30(a)	11,450	10,499,185
2.65%, 09/15/40(a)	9,135	6,873,791
Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 06/15/50(a)	$11,025	$7,381,192
3.00%, 09/15/60	10,442	6,422,328
4.25%, 09/21/48	15,455	13,068,508
4.35%, 06/15/29	10,590	10,711,754
4.60%, 03/15/33(a)	20,213	20,488,491
4.95%, 06/15/52(a)	12,776	11,904,106
5.20%, 06/15/62	12,328	11,642,393
5.25%, 06/15/31	10,131	10,620,464
Jefferies Financial Group Inc.
2.63%, 10/15/31	14,066	12,423,849
4.15%, 01/23/30(a)	12,239	12,039,246
6.20%, 04/14/34(a)	12,965	13,723,178
LPL Holdings Inc., 5.20%, 03/15/30(a)	6,575	6,735,614
Mastercard Inc.
2.00%, 11/18/31	12,008	10,684,328
2.95%, 06/01/29	7,168	6,950,861
3.35%, 03/26/30	4,829	4,723,357
3.65%, 06/01/49	8,882	6,920,492
3.85%, 03/26/50	12,507	10,027,390
4.35%, 01/15/32	9,136	9,227,504
4.55%, 01/15/35	8,789	8,824,064
4.85%, 03/09/33	11,894	12,286,192
4.88%, 05/09/34(a)	8,332	8,577,380
Nasdaq Inc.
5.55%, 02/15/34(a)	6,050	6,382,340
5.95%, 08/15/53	6,819	7,128,104
6.10%, 06/28/63	9,174	9,632,386
Nomura Holdings Inc.
2.61%, 07/14/31	11,841	10,747,689
2.68%, 07/16/30	4,589	4,241,347
3.00%, 01/22/32	5,563	5,079,370
3.10%, 01/16/30(a)	11,240	10,705,792
4.90%, 07/01/30	9,382	9,559,031
5.78%, 07/03/34(a)	10,573	11,265,480
6.18%, 01/18/33	1,160	1,263,632
Raymond James Financial Inc.
3.75%, 04/01/51	9,649	7,229,705
4.95%, 07/15/46	6,018	5,539,893
5.65%, 09/11/55	8,076	7,992,379
Synchrony Financial, 2.88%, 10/28/31(a)	3,846	3,441,984
Visa Inc.
1.10%, 02/15/31(a)	12,926	11,269,701
2.00%, 08/15/50(a)	17,986	9,973,759
2.05%, 04/15/30(a)	11,726	10,862,551
2.70%, 04/15/40(a)	8,247	6,421,628
3.65%, 09/15/47	6,051	4,805,611
4.15%, 12/14/35(a)	12,315	12,006,307
4.30%, 12/14/45(a)	23,825	21,062,596
		674,408,664
Electric — 4.1%
AEP Texas Inc., 5.85%, 10/15/55	7,093	7,068,285
AES Corp. (The)
2.45%, 01/15/31(a)	4,283	3,883,020
5.80%, 03/15/32(a)	9,354	9,614,729
Ameren Corp.
3.50%, 01/15/31(a)	5,873	5,647,241
5.38%, 03/15/35	6,374	6,573,836
American Electric Power Co. Inc.
5.20%, 01/15/29(a)	996	1,029,637
5.63%, 03/01/33	7,174	7,588,803

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	$14,216	$8,993,398
3.70%, 07/15/30	10,136	9,969,166
3.80%, 07/15/48	5,924	4,556,439
4.25%, 10/15/50	8,735	7,110,275
4.45%, 01/15/49	9,443	8,002,716
4.50%, 02/01/45	6,558	5,755,051
4.60%, 05/01/53	8,272	7,087,867
5.15%, 11/15/43(a)	9,071	8,836,871
6.13%, 04/01/36	14,207	15,514,357
Commonwealth Edison Co., 4.00%, 03/01/48	6,629	5,394,082
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	4,146	3,361,882
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	6,511	5,961,742
3.60%, 06/15/61(a)	7,898	5,542,334
4.45%, 03/15/44	5,326	4,719,509
4.63%, 12/01/54	5,633	4,843,883
5.70%, 05/15/54(a)	9,284	9,469,875
5.75%, 11/15/55	4,715	4,829,106
5.90%, 11/15/53	9,992	10,415,999
Series 20B, 3.95%, 04/01/50(a)	9,908	7,912,478
Constellation Energy Generation LLC
5.60%, 06/15/42	4,982	5,050,217
5.75%, 03/15/54	8,807	8,858,961
6.25%, 10/01/39	7,422	8,117,104
6.50%, 10/01/53	5,393	5,958,159
Dominion Energy Inc.
5.00%, 06/15/30(a)	7,379	7,603,269
5.38%, 11/15/32(a)	5,441	5,672,915
Series C, 2.25%, 08/15/31	8,658	7,731,650
Series C, 3.38%, 04/01/30	8,893	8,588,426
DTE Energy Co.
5.10%, 03/01/29(a)	7,877	8,090,493
5.20%, 04/01/30	7,930	8,202,146
5.85%, 06/01/34(a)	6,886	7,373,877
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,054	4,898,269
4.95%, 01/15/33(a)	5,324	5,510,564
5.30%, 02/15/40	7,059	7,241,463
5.35%, 01/15/53	8,107	7,943,939
5.40%, 01/15/54(a)	7,641	7,579,142
Duke Energy Corp.
2.45%, 06/01/30(a)	5,890	5,460,141
2.55%, 06/15/31	14,950	13,628,154
3.30%, 06/15/41	5,198	4,050,561
3.50%, 06/15/51(a)	8,715	6,190,049
3.75%, 09/01/46	8,797	6,784,024
4.50%, 08/15/32(a)	7,102	7,105,713
4.95%, 09/15/35	7,630	7,625,571
5.00%, 08/15/52	12,233	11,044,645
5.45%, 06/15/34(a)	5,264	5,517,636
5.70%, 09/15/55	12,925	12,870,663
5.80%, 06/15/54	6,182	6,260,010
6.10%, 09/15/53	6,386	6,728,053
Duke Energy Florida LLC, 6.40%, 06/15/38	8,563	9,693,396
Duke Energy Progress LLC
5.05%, 03/15/35(a)	9,880	10,122,361
5.55%, 03/15/55	6,235	6,282,004
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
4.20%, 09/01/48	$6,121	$5,035,225
5.80%, 03/15/55	7,252	7,446,934
Eversource Energy
5.13%, 05/15/33(a)	7,344	7,448,794
5.95%, 02/01/29(a)	5,001	5,234,186
Exelon Corp.
4.05%, 04/15/30	9,010	8,940,418
4.45%, 04/15/46	4,684	4,019,755
4.70%, 04/15/50	7,047	6,141,895
5.30%, 03/15/33	7,669	7,999,838
5.60%, 03/15/53	8,720	8,592,330
FirstEnergy Corp., Series C, 3.40%, 03/01/50	5,650	3,965,472
Florida Power & Light Co.
2.45%, 02/03/32(a)	5,870	5,317,043
2.88%, 12/04/51	9,853	6,427,664
3.15%, 10/01/49	8,105	5,677,741
3.95%, 03/01/48	9,425	7,685,550
4.80%, 05/15/33(a)	7,177	7,350,384
5.10%, 04/01/33(a)	7,811	8,129,233
5.15%, 06/15/29(a)	13,047	13,567,774
5.30%, 06/15/34	7,534	7,932,343
5.30%, 04/01/53	8,196	8,039,182
5.60%, 06/15/54	8,751	8,962,915
5.70%, 03/15/55	5,369	5,585,023
Georgia Power Co.
4.30%, 03/15/42	7,174	6,371,998
4.85%, 03/15/31(a)	7,817	8,049,153
4.95%, 05/17/33(a)	10,892	11,156,366
5.13%, 05/15/52(a)	5,800	5,502,606
5.25%, 03/15/34(a)	7,748	8,045,148
Series A, 3.25%, 03/15/51(a)	6,142	4,269,668
MidAmerican Energy Co.
3.65%, 04/15/29	7,871	7,790,309
4.25%, 07/15/49(a)	7,515	6,287,123
5.85%, 09/15/54	8,967	9,404,367
National Grid PLC
5.42%, 01/11/34	8,014	8,356,982
5.81%, 06/12/33	5,555	5,944,594
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30(a)	20,453	18,814,205
2.44%, 01/15/32	12,898	11,486,515
2.75%, 11/01/29	13,712	13,049,586
4.90%, 03/15/29	4,540	4,656,161
5.00%, 07/15/32	5,687	5,849,952
5.05%, 03/15/30(a)	11,989	12,391,476
5.05%, 02/28/33	8,365	8,603,578
5.25%, 03/15/34	8,112	8,374,359
5.25%, 02/28/53(a)	9,378	8,848,297
5.30%, 03/15/32(a)	9,296	9,706,386
5.45%, 03/15/35	10,580	11,000,462
5.55%, 03/15/54(a)	5,663	5,553,953
5.90%, 03/15/55	5,060	5,213,854
Northern States Power Co./MN, 5.10%, 05/15/53(a)	7,413	7,019,627
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	6,751	6,149,589
5.55%, 06/15/54	7,672	7,616,752
5.65%, 11/15/33	8,555	9,156,245
Pacific Gas and Electric Co.
2.50%, 02/01/31	16,360	14,729,188

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.25%, 06/01/31	$6,021	$5,587,623
3.30%, 08/01/40	11,095	8,500,155
3.50%, 08/01/50	15,323	10,540,163
3.95%, 12/01/47	6,931	5,232,232
4.50%, 07/01/40	18,770	16,498,990
4.55%, 07/01/30	21,835	21,758,233
4.95%, 07/01/50	23,910	20,650,235
5.05%, 10/15/32(a)	7,115	7,173,752
5.55%, 05/15/29(a)	8,923	9,224,370
5.70%, 03/01/35	5,648	5,842,857
5.80%, 05/15/34(a)	11,323	11,816,356
5.90%, 10/01/54	7,109	6,937,665
6.00%, 08/15/35(a)	8,661	9,144,995
6.10%, 01/15/29	5,206	5,442,638
6.10%, 10/15/55	9,594	9,643,017
6.15%, 01/15/33	8,585	9,152,144
6.15%, 03/01/55	6,790	6,867,559
6.40%, 06/15/33	8,955	9,710,139
6.70%, 04/01/53	6,267	6,723,711
6.75%, 01/15/53	13,376	14,525,499
6.95%, 03/15/34(a)	4,949	5,539,957
PacifiCorp
2.90%, 06/15/52	9,201	5,504,347
5.35%, 12/01/53	9,056	8,100,654
5.45%, 02/15/34(a)	9,788	10,004,849
5.50%, 05/15/54(a)	10,134	9,275,952
5.80%, 01/15/55	13,996	13,341,515
PPL Capital Funding Inc., 5.25%, 09/01/34(a)	6,344	6,533,782
PPL Electric Utilities Corp., 5.25%, 05/15/53	4,458	4,366,869
Public Service Co. of Colorado
1.88%, 06/15/31	10,809	9,499,649
5.15%, 09/15/35	8,587	8,755,067
5.25%, 04/01/53	5,852	5,535,852
5.35%, 05/15/34	7,470	7,746,388
5.75%, 05/15/54	6,564	6,668,420
5.85%, 05/15/55	6,008	6,188,078
Public Service Co. of Oklahoma, 5.45%, 01/15/36(a)	6,752	6,954,977
Public Service Enterprise Group Inc.
2.45%, 11/15/31	6,161	5,517,628
5.20%, 04/01/29(a)	3,777	3,892,959
San Diego Gas & Electric Co.
5.35%, 04/01/53	6,474	6,244,059
5.40%, 04/15/35	9,675	10,081,297
Series VVV, 1.70%, 10/01/30	5,212	4,647,761
Series WWW, 2.95%, 08/15/51	6,027	3,926,818
Sempra
3.80%, 02/01/38	7,433	6,439,278
4.00%, 02/01/48	7,105	5,501,637
6.00%, 10/15/39(a)	7,438	7,819,473
Southern California Edison Co.
3.65%, 02/01/50(a)	9,146	6,475,313
4.00%, 04/01/47(a)	13,213	10,139,784
4.65%, 10/01/43(a)	6,866	5,938,864
5.20%, 06/01/34(a)	5,732	5,783,214
5.25%, 03/15/30(a)	9,514	9,768,101
5.45%, 06/01/31(a)	10,609	10,975,685
5.45%, 03/01/35(a)	5,895	6,026,013
5.95%, 11/01/32(a)	6,469	6,873,156
Series 20A, 2.95%, 02/01/51(a)	6,097	3,803,504
Series C, 4.13%, 03/01/48	9,912	7,707,998
Security	Par (000)	Value
Electric (continued)
Southern Co. (The)
4.40%, 07/01/46	$14,806	$12,694,467
4.85%, 03/15/35	9,010	8,976,330
5.20%, 06/15/33(a)	7,362	7,603,731
5.50%, 03/15/29	5,245	5,451,886
5.70%, 03/15/34	8,715	9,208,926
Series A, 3.70%, 04/30/30	8,441	8,265,715
Virginia Electric & Power Co.
2.45%, 12/15/50	9,235	5,405,743
2.95%, 11/15/51	6,938	4,470,253
5.00%, 04/01/33(a)	5,842	5,999,109
5.45%, 04/01/53	6,433	6,256,559
Virginia Electric and Power Co.
Series C, 4.90%, 09/15/35(a)	7,890	7,902,704
Series D, 5.60%, 09/15/55	7,270	7,232,392
Xcel Energy Inc.
5.45%, 08/15/33	6,687	6,951,946
5.50%, 03/15/34	8,255	8,571,101
5.60%, 04/15/35	6,672	6,949,394
		1,366,855,841
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	3,686	3,490,476
2.20%, 12/21/31(a)	10,874	9,729,804
2.80%, 12/21/51	6,958	4,532,748
		17,753,028
Electronics — 0.5%
Amphenol Corp.
2.20%, 09/15/31	9,133	8,180,095
2.80%, 02/15/30	8,591	8,168,651
4.13%, 11/15/30(a)	8,453	8,435,299
4.40%, 02/15/33	12,156	12,109,401
4.63%, 02/15/36	12,954	12,824,126
5.00%, 01/15/35	3,896	4,001,063
5.30%, 11/15/55	14,681	14,310,274
Honeywell International Inc.
1.75%, 09/01/31(a)	18,443	16,167,447
1.95%, 06/01/30(a)	12,092	11,039,146
2.70%, 08/15/29(a)	12,065	11,531,091
2.80%, 06/01/50(a)	6,084	4,034,097
4.25%, 01/15/29	272	274,540
4.50%, 01/15/34	15,012	14,966,770
4.70%, 02/01/30(a)	9,705	9,932,873
5.00%, 02/15/33	6,778	7,026,885
5.00%, 03/01/35	9,276	9,523,203
5.25%, 03/01/54	14,186	13,728,228
Keysight Technologies Inc., 5.35%, 07/30/30	5,008	5,217,391
		171,470,580
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32	9,858	8,533,112
4.88%, 04/01/29	6,762	6,943,066
5.00%, 04/01/34(a)	6,099	6,311,152
Waste Connections Inc.
2.95%, 01/15/52	5,738	3,783,023
4.20%, 01/15/33	6,711	6,622,954
5.00%, 03/01/34	5,388	5,523,903
Waste Management Inc.
1.50%, 03/15/31	13,157	11,513,924
4.15%, 04/15/32(a)	10,577	10,526,880

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.63%, 02/15/30(a)	$8,745	$8,926,471
4.80%, 03/15/32	6,681	6,865,462
4.88%, 02/15/29	7,224	7,425,480
4.88%, 02/15/34(a)	6,959	7,177,015
4.95%, 07/03/31	6,978	7,250,075
4.95%, 03/15/35(a)	14,263	14,605,154
5.35%, 10/15/54(a)	8,915	8,858,538
		120,866,209
Food — 1.3%
Campbell's Company/The
4.75%, 03/23/35(a)	5,928	5,801,012
5.40%, 03/21/34	11,416	11,757,805
Conagra Brands Inc.
5.30%, 11/01/38	10,903	10,535,501
5.40%, 11/01/48(a)	7,076	6,491,728
General Mills Inc.
2.88%, 04/15/30(a)	9,281	8,789,152
4.88%, 01/30/30(a)	9,634	9,883,161
4.95%, 03/29/33(a)	7,231	7,372,800
5.25%, 01/30/35(a)	5,224	5,370,466
Hormel Foods Corp., 1.80%, 06/11/30	7,507	6,794,325
J M Smucker Co. (The)
6.20%, 11/15/33(a)	10,900	11,868,630
6.50%, 11/15/43(a)	5,445	5,929,417
6.50%, 11/15/53(a)	9,435	10,397,557
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co.
3.00%, 05/15/32(a)	9,116	8,233,930
3.63%, 01/15/32	12,238	11,484,194
4.38%, 02/02/52(a)	7,349	5,781,812
5.50%, 01/15/36(b)	12,435	12,745,310
5.75%, 04/01/33	14,859	15,578,497
6.25%, 03/01/56(b)	11,776	11,960,329
6.38%, 02/25/55(b)	4,578	4,746,663
6.38%, 04/15/66(a)(b)	8,016	8,176,523
6.50%, 12/01/52	11,829	12,395,505
6.75%, 03/15/34(a)	13,440	14,927,640
7.25%, 11/15/53(a)	8,561	9,733,683
Kraft Heinz Foods Co.
4.38%, 06/01/46	24,679	20,741,860
4.88%, 10/01/49	12,844	11,317,351
5.00%, 06/04/42	14,016	13,011,591
5.20%, 07/15/45	16,120	15,066,166
5.50%, 06/01/50	8,732	8,282,317
6.88%, 01/26/39(a)	9,832	11,022,311
Kroger Co. (The)
3.95%, 01/15/50	8,356	6,516,083
4.45%, 02/01/47(a)	8,882	7,609,576
5.00%, 09/15/34(a)	18,346	18,644,781
5.50%, 09/15/54(a)	17,760	17,327,997
5.65%, 09/15/64	12,263	12,003,402
Mondelez International Inc.
2.63%, 09/04/50(a)	6,880	4,180,929
2.75%, 04/13/30	5,970	5,634,003
3.00%, 03/17/32	6,124	5,632,684
Sysco Corp.
3.15%, 12/14/51(a)	5,266	3,562,222
5.95%, 04/01/30	8,548	9,078,786
6.60%, 04/01/50(a)	8,834	9,827,468
Tyson Foods Inc.
4.35%, 03/01/29	4,854	4,868,079
Security	Par (000)	Value
Food (continued)
4.55%, 06/02/47	$6,198	$5,338,132
5.10%, 09/28/48(a)	12,681	11,740,164
5.70%, 03/15/34(a)	10,722	11,342,007
		429,503,549
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	6,656	5,701,831
NiSource Inc.
1.70%, 02/15/31	8,278	7,251,295
2.95%, 09/01/29	14,001	13,422,914
3.60%, 05/01/30(a)	10,385	10,103,261
3.95%, 03/30/48	9,955	7,933,084
4.38%, 05/15/47	6,837	5,797,088
4.80%, 02/15/44	7,683	6,975,128
5.35%, 07/15/35	6,052	6,214,389
5.85%, 04/01/55	11,482	11,665,928
		75,064,918
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30	7,335	6,702,134
2.75%, 11/15/50	6,592	3,947,216
		10,649,350
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	10,340	10,504,823
4.90%, 11/30/46	25,168	24,099,163
Agilent Technologies Inc., 2.30%, 03/12/31	7,438	6,733,882
Baxter International Inc.
2.27%, 12/01/28(a)	4,646	4,375,320
2.54%, 02/01/32(a)	18,125	15,843,293
3.13%, 12/01/51(a)	7,069	4,561,757
5.65%, 12/15/35	6,175	6,285,628
Danaher Corp.
2.60%, 10/01/50	8,987	5,623,512
2.80%, 12/10/51(a)	9,953	6,421,586
DH Europe Finance II SARL
2.60%, 11/15/29	6,124	5,805,686
3.25%, 11/15/39	8,022	6,665,536
3.40%, 11/15/49(a)	8,671	6,430,447
GE HealthCare Technologies Inc.
4.80%, 08/14/29	20,756	21,232,165
5.50%, 06/15/35(a)	8,229	8,590,473
5.86%, 03/15/30	8,241	8,733,084
5.91%, 11/22/32(a)	13,417	14,481,337
6.38%, 11/22/52(a)	8,029	8,891,372
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	10,187	10,257,026
Medtronic Inc.
4.38%, 03/15/35	7,171	7,101,657
4.63%, 03/15/45	14,910	13,812,348
Solventum Corp.
5.45%, 03/13/31	13,850	14,471,299
5.60%, 03/23/34	15,842	16,558,966
5.90%, 04/30/54(a)	11,604	11,932,322
Stryker Corp.
1.95%, 06/15/30	11,380	10,342,688
4.25%, 09/11/29(a)	5,502	5,547,501
4.63%, 09/11/34(a)	9,732	9,752,536
4.63%, 03/15/46	9,393	8,500,487
4.85%, 02/10/30(a)	9,164	9,427,874
5.20%, 02/10/35	7,421	7,702,406

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	$8,086	$7,226,390
2.60%, 10/01/29(a)	11,846	11,261,629
2.80%, 10/15/41	7,106	5,298,336
4.10%, 08/15/47(a)	12,493	10,633,593
4.47%, 10/07/32	6,038	6,086,344
4.79%, 10/07/35	7,487	7,561,699
4.98%, 08/10/30(a)	5,304	5,502,846
5.00%, 01/31/29(a)	10,762	11,096,992
5.09%, 08/10/33(a)	7,189	7,500,547
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	5,250	4,741,237
		367,595,787
Health Care - Services — 4.2%
Aetna Inc., 6.63%, 06/15/36	4,757	5,254,640
Ascension Health
3.95%, 11/15/46	8,106	6,748,061
Series 2025, 4.29%, 11/15/30	276	277,980
Series 2025, 4.92%, 11/15/35	329	334,433
Series B, 2.53%, 11/15/29	6,426	6,086,013
Centene Corp.
2.50%, 03/01/31	14,082	12,137,049
2.63%, 08/01/31	7,329	6,284,187
3.00%, 10/15/30	11,600	10,350,926
3.38%, 02/15/30	9,270	8,520,460
4.63%, 12/15/29(a)	20,995	20,306,473
Cigna Group (The)
2.38%, 03/15/31	10,411	9,430,877
2.40%, 03/15/30	12,325	11,438,643
3.20%, 03/15/40(a)	9,644	7,684,878
3.40%, 03/15/50	9,468	6,737,237
3.40%, 03/15/51	11,726	8,252,360
3.88%, 10/15/47	12,094	9,441,592
4.50%, 09/15/30(a)	6,600	6,641,872
4.80%, 08/15/38	19,704	19,066,166
4.80%, 07/15/46	9,596	8,641,872
4.88%, 09/15/32	10,693	10,882,226
4.90%, 12/15/48	23,086	20,954,772
5.00%, 05/15/29(a)	7,281	7,484,336
5.13%, 05/15/31(a)	7,019	7,267,174
5.25%, 02/15/34(a)	10,913	11,299,365
5.25%, 01/15/36(a)	14,380	14,745,161
5.40%, 03/15/33(a)	6,773	7,102,496
5.60%, 02/15/54(a)	12,299	12,104,783
6.00%, 01/15/56(a)	8,560	8,921,426
CommonSpirit Health
3.35%, 10/01/29	2,660	2,576,160
4.19%, 10/01/49	1,859	1,488,287
Elevance Health Inc.
2.25%, 05/15/30	11,375	10,458,376
2.55%, 03/15/31	11,561	10,574,598
2.88%, 09/15/29	10,734	10,248,324
3.13%, 05/15/50	6,066	4,040,117
3.60%, 03/15/51	7,135	5,156,885
3.70%, 09/15/49	7,383	5,480,975
4.38%, 12/01/47	9,672	8,133,573
4.55%, 03/01/48	8,896	7,658,142
4.60%, 09/15/32(a)	7,642	7,647,421
4.63%, 05/15/42	10,351	9,392,180
4.65%, 01/15/43	11,268	10,196,361
4.65%, 08/15/44	10,262	9,135,423
4.75%, 02/15/30(a)	7,547	7,706,853
Security	Par (000)	Value
Health Care - Services (continued)
4.75%, 02/15/33	$8,980	$9,052,045
4.95%, 11/01/31	9,630	9,862,710
5.00%, 01/15/36	8,216	8,225,006
5.13%, 02/15/53	7,398	6,777,695
5.20%, 02/15/35(a)	6,437	6,598,102
5.38%, 06/15/34	10,780	11,187,842
5.65%, 06/15/54	8,489	8,347,341
5.70%, 02/15/55(a)	11,218	11,130,294
5.85%, 11/01/64	7,019	6,981,575
6.10%, 10/15/52	6,144	6,406,274
HCA Inc.
2.38%, 07/15/31	9,787	8,775,462
3.50%, 09/01/30	21,366	20,541,550
3.50%, 07/15/51	16,134	11,219,687
3.63%, 03/15/32(a)	13,464	12,775,510
4.13%, 06/15/29	14,504	14,465,930
4.60%, 11/15/32	8,206	8,203,052
4.63%, 03/15/52	14,745	12,337,407
4.90%, 11/15/35	6,599	6,571,167
5.13%, 06/15/39	15,747	15,431,010
5.25%, 03/01/30	8,702	9,012,736
5.25%, 06/15/49	16,452	15,174,303
5.45%, 04/01/31(a)	11,154	11,661,373
5.45%, 09/15/34	8,830	9,165,145
5.50%, 03/01/32(a)	8,077	8,469,890
5.50%, 06/01/33	9,959	10,446,921
5.50%, 06/15/47	16,671	16,054,010
5.60%, 04/01/34	9,352	9,801,618
5.70%, 11/15/55(a)	9,450	9,215,375
5.75%, 03/01/35(a)	9,459	9,990,169
5.88%, 02/01/29(a)	2,825	2,942,759
5.90%, 06/01/53	10,424	10,408,734
5.95%, 09/15/54	8,006	8,067,701
6.00%, 04/01/54	9,830	9,963,412
6.20%, 03/01/55	13,162	13,735,678
Humana Inc.
2.15%, 02/03/32(a)	11,403	9,893,089
3.70%, 03/23/29	4,657	4,568,717
4.95%, 10/01/44(a)	7,998	7,153,004
5.38%, 04/15/31	13,997	14,491,154
5.50%, 03/15/53(a)	7,587	7,031,910
5.55%, 05/01/35	5,993	6,148,492
5.75%, 04/15/54	10,929	10,467,014
5.88%, 03/01/33	6,970	7,359,081
5.95%, 03/15/34	7,372	7,787,226
ICON Investments Six DAC, 5.85%, 05/08/29	5,323	5,559,067
IQVIA Inc., 6.25%, 02/01/29(a)	7,646	8,061,986
Kaiser Foundation Hospitals
4.15%, 05/01/47	7,033	5,960,622
Series 2019, 3.27%, 11/01/49	2,325	1,667,946
Series 2021, 2.81%, 06/01/41	3,048	2,291,854
Series 2021, 3.00%, 06/01/51(a)	4,636	3,110,107
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	6,500	5,880,501
4.80%, 10/01/34(a)	6,179	6,158,683
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	3,188	1,928,102
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	7,444	7,057,212
5.00%, 12/15/34	6,351	6,478,130
6.40%, 11/30/33(a)	5,232	5,831,426

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
2.00%, 05/15/30	$14,166	$12,957,589
2.30%, 05/15/31	20,805	18,809,534
2.75%, 05/15/40	9,809	7,448,127
2.88%, 08/15/29(a)	17,264	16,587,843
2.90%, 05/15/50(a)	11,714	7,605,967
3.05%, 05/15/41	7,680	5,902,883
3.13%, 05/15/60	8,130	5,061,709
3.25%, 05/15/51(a)	17,291	11,944,429
3.50%, 08/15/39(a)	11,769	9,949,302
3.70%, 08/15/49	12,345	9,366,552
3.75%, 10/15/47	11,484	8,919,122
3.88%, 12/15/28	118	117,743
3.88%, 08/15/59	11,848	8,755,255
4.00%, 05/15/29	6,130	6,131,468
4.20%, 05/15/32(a)	15,545	15,427,301
4.20%, 01/15/47	6,574	5,482,913
4.25%, 01/15/29	2,774	2,794,686
4.25%, 03/15/43	8,066	7,026,911
4.25%, 06/15/48	8,533	7,112,031
4.45%, 12/15/48	6,670	5,708,381
4.50%, 04/15/33(a)	20,339	20,267,063
4.63%, 07/15/35(a)	10,355	10,320,753
4.65%, 01/15/31	8,868	9,030,240
4.75%, 07/15/45	15,420	14,094,842
4.75%, 05/15/52	18,191	16,058,717
4.80%, 01/15/30	5,279	5,419,559
4.90%, 04/15/31	12,407	12,778,119
4.95%, 01/15/32(a)	7,848	8,082,236
4.95%, 05/15/62	6,599	5,808,289
5.00%, 04/15/34	14,521	14,869,235
5.05%, 04/15/53	21,337	19,684,878
5.15%, 07/15/34(a)	13,529	13,987,459
5.20%, 04/15/63	12,374	11,376,680
5.30%, 02/15/30(a)	13,229	13,821,686
5.30%, 06/15/35(a)	11,669	12,175,116
5.35%, 02/15/33(a)	12,420	13,017,156
5.38%, 04/15/54	16,647	16,080,603
5.50%, 07/15/44	14,695	14,811,727
5.50%, 04/15/64(a)	9,597	9,247,887
5.63%, 07/15/54(a)	23,431	23,481,245
5.75%, 07/15/64	17,452	17,500,332
5.80%, 03/15/36	5,501	5,917,315
5.88%, 02/15/53(a)	20,316	20,940,528
5.95%, 06/15/55	9,201	9,671,580
6.05%, 02/15/63	13,907	14,563,876
6.88%, 02/15/38(a)	8,306	9,697,872
Universal Health Services Inc., 2.65%, 10/15/30	4,464	4,064,879
		1,378,055,557
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.70%, 07/29/31	9,206	9,672,761
6.90%, 04/13/29	4,494	4,713,975
Ares Capital Corp.
5.50%, 09/01/30(a)	10,583	10,694,076
5.80%, 03/08/32	8,195	8,295,299
5.88%, 03/01/29(a)	9,305	9,544,880
5.95%, 07/15/29	7,326	7,529,357
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Ares Strategic Income Fund
5.60%, 02/15/30	$7,791	$7,834,325
6.20%, 03/21/32(a)	8,133	8,358,441
Blackstone Private Credit Fund
6.00%, 01/29/32	6,641	6,802,503
6.00%, 11/22/34(a)	7,225	7,323,759
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	102	103,237
Blue Owl Credit Income Corp.
5.80%, 03/15/30	10,789	10,772,147
6.60%, 09/15/29	8,997	9,253,774
6.65%, 03/15/31(a)	6,253	6,446,153
Sixth Street Lending Partners
6.13%, 07/15/30(a)(b)	6,366	6,542,516
6.50%, 03/11/29	4,685	4,867,562
		118,754,765
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	6,418	6,181,610
Insurance — 2.2%
Allstate Corp. (The), 5.25%, 03/30/33(a)	4,176	4,355,271
American International Group Inc.
4.38%, 06/30/50(a)	8,085	6,831,165
4.75%, 04/01/48	8,222	7,385,913
5.13%, 03/27/33	6,054	6,255,867
Aon Corp.
2.80%, 05/15/30	11,959	11,274,535
3.75%, 05/02/29	6,765	6,682,127
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	6,584	5,010,849
5.35%, 02/28/33(a)	6,149	6,427,473
Aon North America Inc.
5.15%, 03/01/29	7,638	7,869,926
5.45%, 03/01/34(a)	14,462	15,128,144
5.75%, 03/01/54(a)	15,527	15,742,776
Arch Capital Group Ltd., 3.64%, 06/30/50	6,918	5,240,617
Arthur J Gallagher & Co.
3.50%, 05/20/51	12,564	8,930,548
4.85%, 12/15/29(a)	9,751	9,964,304
5.15%, 02/15/35(a)	7,941	8,067,285
5.55%, 02/15/55	11,609	11,304,741
Athene Holding Ltd.
6.25%, 04/01/54	6,946	6,872,289
6.63%, 05/19/55(a)	8,939	9,276,116
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	10,741	9,560,146
2.50%, 01/15/51(a)	7,051	4,344,663
2.85%, 10/15/50	11,138	7,330,348
2.88%, 03/15/32	9,821	9,218,739
3.85%, 03/15/52	24,395	19,257,664
4.20%, 08/15/48	18,787	16,112,885
4.25%, 01/15/49	17,041	14,681,675
5.75%, 01/15/40	6,162	6,757,192
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	8,998	8,569,779
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,973	1,475,586
Brown & Brown Inc.
4.90%, 06/23/30(a)	6,925	7,017,181
5.55%, 06/23/35	9,641	9,909,578
6.25%, 06/23/55	7,838	8,230,021
Chubb Corp. (The), 6.00%, 05/11/37	6,864	7,520,754
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	21,836	19,260,961

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
3.05%, 12/15/61	$6,243	$3,925,133
4.35%, 11/03/45	8,259	7,321,325
4.90%, 08/15/35	14,497	14,666,506
5.00%, 03/15/34(a)	11,079	11,398,642
Corebridge Financial Inc.
3.85%, 04/05/29	10,063	9,916,539
3.90%, 04/05/32(a)	14,732	14,017,035
4.40%, 04/05/52(a)	13,863	11,326,257
5.75%, 01/15/34(a)	9,895	10,339,223
Equitable Holdings Inc., 5.00%, 04/20/48	11,240	10,210,446
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	7,464	4,791,881
3.50%, 10/15/50(a)	8,020	5,655,339
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32(a)	2,143	2,240,435
6.00%, 12/07/33	3,953	4,202,728
6.35%, 03/22/54	4,876	5,094,715
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	8,825	6,695,811
Manulife Financial Corp.
3.70%, 03/16/32	4,884	4,700,351
5.38%, 03/04/46	5,865	5,879,413
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	11,659	10,642,952
4.38%, 03/15/29	8,127	8,218,154
4.65%, 03/15/30	11,513	11,745,422
4.85%, 11/15/31(a)	7,440	7,638,228
4.90%, 03/15/49	10,419	9,587,128
5.00%, 03/15/35	17,601	17,905,017
5.40%, 03/15/55	13,834	13,538,427
5.70%, 09/15/53(a)	9,163	9,383,135
MetLife Inc.
4.05%, 03/01/45	8,848	7,379,074
4.13%, 08/13/42	7,487	6,432,619
4.55%, 03/23/30(a)	13,534	13,824,866
4.60%, 05/13/46	7,677	6,958,423
4.88%, 11/13/43	7,643	7,178,468
5.00%, 07/15/52(a)	12,802	11,889,489
5.25%, 01/15/54(a)	9,903	9,570,826
5.30%, 12/15/34(a)	7,052	7,359,952
5.38%, 07/15/33(a)	10,478	11,064,160
5.70%, 06/15/35(a)	10,617	11,392,883
5.88%, 02/06/41	7,653	8,087,067
6.38%, 06/15/34(a)	5,261	5,911,044
Progressive Corp. (The), 4.13%, 04/15/47	5,217	4,410,912
Prudential Financial Inc.
3.70%, 03/13/51	11,076	8,401,010
3.91%, 12/07/47	10,230	8,166,094
3.94%, 12/07/49	9,355	7,394,404
4.35%, 02/25/50	9,667	8,171,508
4.60%, 05/15/44(a)	8,769	7,897,614
5.20%, 03/14/35(a)	10,558	10,837,442
5.70%, 12/14/36(a)	5,551	5,935,959
Travelers Companies Inc. (The)
3.05%, 06/08/51(a)	6,947	4,698,177
5.35%, 11/01/40	6,830	7,007,869
5.45%, 05/25/53	5,212	5,236,964
5.70%, 07/24/55(a)	6,696	6,963,359
6.25%, 06/15/37	6,415	7,196,591
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc.
5.35%, 05/15/33	$6,024	$6,259,002
5.90%, 03/05/54	6,118	6,208,683
		734,741,819
Internet — 3.1%
Alphabet Inc.
1.10%, 08/15/30(a)	8,200	7,240,693
1.90%, 08/15/40(a)	6,866	4,756,054
2.05%, 08/15/50	19,876	11,261,712
2.25%, 08/15/60(a)	17,195	9,180,177
4.00%, 05/15/30(a)	11,373	11,433,997
4.10%, 11/15/30	14,451	14,572,566
4.38%, 11/15/32(a)	7,580	7,667,938
4.50%, 05/15/35	7,101	7,147,704
4.70%, 11/15/35	18,639	18,931,711
5.25%, 05/15/55	12,567	12,477,480
5.30%, 05/15/65	13,226	13,018,758
5.35%, 11/15/45	15,284	15,621,082
5.45%, 11/15/55	16,611	16,899,271
5.70%, 11/15/75(a)	15,583	16,016,743
Amazon.com Inc.
1.50%, 06/03/30	21,333	19,237,348
2.10%, 05/12/31	13,605	12,315,914
2.50%, 06/03/50(a)	21,136	13,037,575
2.70%, 06/03/60	16,091	9,389,835
2.88%, 05/12/41	22,342	17,245,951
3.10%, 05/12/51	27,950	19,310,920
3.25%, 05/12/61	16,062	10,639,510
3.45%, 04/13/29	4,901	4,844,250
3.60%, 04/13/32(a)	13,648	13,272,557
3.88%, 08/22/37(a)	17,978	16,713,091
3.95%, 04/13/52(a)	16,856	13,548,307
4.05%, 08/22/47	30,537	25,705,705
4.10%, 11/20/30	18,861	18,959,511
4.10%, 04/13/62	12,396	9,830,316
4.25%, 08/22/57	18,199	15,091,821
4.35%, 03/20/33	15,248	15,349,225
4.65%, 12/01/29	7,891	8,105,114
4.65%, 11/20/35	20,715	20,921,951
4.70%, 12/01/32(a)	7,633	7,868,445
4.80%, 12/05/34(a)	10,706	11,083,109
4.95%, 12/05/44(a)	16,063	15,775,591
5.45%, 11/20/55	21,959	22,165,641
5.55%, 11/20/65	17,357	17,427,655
AppLovin Corp.
5.13%, 12/01/29	7,421	7,591,350
5.38%, 12/01/31	6,414	6,663,103
5.50%, 12/01/34	4,056	4,197,698
eBay Inc.
2.60%, 05/10/31	8,138	7,452,399
2.70%, 03/11/30	11,461	10,770,193
3.65%, 05/10/51	8,017	5,972,964
4.00%, 07/15/42	5,543	4,620,506
Expedia Group Inc.
3.25%, 02/15/30(a)	15,270	14,666,563
5.40%, 02/15/35	5,568	5,737,210
Meta Platforms Inc.
3.85%, 08/15/32(a)	20,142	19,663,631
4.20%, 11/15/30	21,529	21,672,659
4.30%, 08/15/29(a)	9,253	9,386,614
4.45%, 08/15/52	27,416	23,131,724

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.55%, 08/15/31(a)	$16,064	$16,428,145
4.60%, 11/15/32	11,735	11,909,522
4.65%, 08/15/62	17,642	14,804,297
4.75%, 08/15/34(a)	13,280	13,513,310
4.80%, 05/15/30	8,933	9,220,931
4.88%, 11/15/35(a)	20,262	20,479,365
4.95%, 05/15/33	5,501	5,695,102
5.40%, 08/15/54	28,137	27,279,303
5.50%, 11/15/45(a)	46,848	46,830,535
5.55%, 08/15/64	20,392	19,729,543
5.60%, 05/15/53	19,178	19,129,798
5.63%, 11/15/55	31,328	31,226,203
5.75%, 05/15/63	16,205	16,192,310
5.75%, 11/15/65	41,455	41,211,199
Netflix Inc.
4.90%, 08/15/34(a)	14,361	14,894,905
5.40%, 08/15/54	4,155	4,126,984
6.38%, 05/15/29(a)	8,170	8,784,537
Uber Technologies Inc.
4.15%, 01/15/31	8,789	8,753,017
4.30%, 01/15/30	17,117	17,213,593
4.80%, 09/15/34	10,271	10,324,735
4.80%, 09/15/35(a)	12,534	12,529,580
5.35%, 09/15/54(a)	9,897	9,600,405
		1,025,469,161
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	7,552	8,463,222
Steel Dynamics Inc., 5.25%, 05/15/35	346	355,065
		8,818,287
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29	6,943	6,759,264
Marriott International Inc., 5.50%, 04/15/37(a)	9,094	9,403,633
Marriott International Inc./MD
4.90%, 04/15/29	10,841	11,093,645
5.30%, 05/15/34	9,527	9,882,228
5.35%, 03/15/35	7,830	8,096,865
Series FF, 4.63%, 06/15/30(a)	5,501	5,583,821
Series GG, 3.50%, 10/15/32	13,905	13,032,680
Series HH, 2.85%, 04/15/31	13,729	12,733,230
		76,585,366
Machinery — 0.8%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	9,863	10,141,583
Caterpillar Inc.
2.60%, 04/09/30	12,505	11,840,034
3.25%, 09/19/49	13,796	10,032,548
3.25%, 04/09/50	8,232	6,008,499
3.80%, 08/15/42(a)	9,471	8,052,289
5.20%, 05/15/35(a)	10,292	10,775,799
5.20%, 05/27/41(a)	9,095	9,272,223
Deere & Co.
3.75%, 04/15/50(a)	6,945	5,556,376
3.90%, 06/09/42(a)	10,042	8,751,223
5.45%, 01/16/35(a)	8,067	8,580,201
5.70%, 01/19/55	5,808	6,134,976
Ingersoll Rand Inc.
5.18%, 06/15/29	7,925	8,217,984
5.45%, 06/15/34(a)	7,011	7,338,130
5.70%, 08/14/33	7,065	7,542,837
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp.
4.40%, 09/08/31	$15,450	$15,639,513
4.50%, 01/16/29(a)	3,624	3,687,923
4.70%, 06/10/30(a)	9,502	9,767,021
4.85%, 06/11/29	6,187	6,372,582
4.90%, 03/07/31(a)	6,965	7,220,085
5.10%, 04/11/34(a)	8,555	8,924,809
5.15%, 09/08/33(a)	7,980	8,394,366
Series 1, 5.05%, 06/12/34(a)	8,201	8,514,186
Series I, 4.55%, 06/05/30(a)	13,736	14,006,870
Otis Worldwide Corp.
2.57%, 02/15/30	11,831	11,074,480
3.11%, 02/15/40	8,345	6,589,973
3.36%, 02/15/50(a)	4,501	3,234,961
Regal Rexnord Corp.
6.30%, 02/15/30	7,146	7,593,160
6.40%, 04/15/33(a)	10,124	10,910,642
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35	5,881	6,140,457
		246,315,730
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29(a)	9,777	9,214,837
3.25%, 08/26/49	7,647	5,378,066
3.38%, 03/01/29(a)	6,517	6,395,961
4.00%, 09/14/48(a)	10,480	8,542,657
Eaton Corp.
4.15%, 03/15/33(a)	10,810	10,704,343
4.15%, 11/02/42	6,413	5,669,809
Parker-Hannifin Corp.
3.25%, 06/14/29	12,264	11,961,024
4.00%, 06/14/49	5,024	4,098,921
4.50%, 09/15/29	8,191	8,322,921
Teledyne Technologies Inc., 2.75%, 04/01/31	7,269	6,739,963
		77,028,502
Media — 3.1%
Charter Communications Operating LLC,/Charter Communications Operating Capital
5.85%, 12/01/35(a)	10,989	11,173,830
6.70%, 12/01/55(a)	7,658	7,582,438
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	3,395	3,159,440
2.30%, 02/01/32(a)	6,727	5,776,176
2.80%, 04/01/31	11,218	10,081,232
3.50%, 06/01/41	11,106	7,920,173
3.50%, 03/01/42	12,836	9,037,969
3.70%, 04/01/51(a)	15,137	9,721,716
3.85%, 04/01/61(a)	18,761	11,474,965
3.90%, 06/01/52	17,896	11,754,395
3.95%, 06/30/62	13,266	8,139,586
4.40%, 04/01/33	8,190	7,714,005
4.40%, 12/01/61	15,230	10,173,689
4.80%, 03/01/50	21,742	16,708,557
5.05%, 03/30/29	5,291	5,330,568
5.13%, 07/01/49	13,059	10,487,652
5.25%, 04/01/53(a)	9,429	7,622,249
5.38%, 04/01/38	12,453	11,556,861

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.38%, 05/01/47	$20,494	$17,176,972
5.50%, 04/01/63	11,072	8,913,845
5.75%, 04/01/48	18,969	16,633,271
6.10%, 06/01/29	10,152	10,590,270
6.38%, 10/23/35	18,001	18,608,163
6.48%, 10/23/45	31,275	29,892,742
6.55%, 06/01/34	10,490	11,070,818
6.65%, 02/01/34	7,846	8,302,447
Comcast Corp.
1.50%, 02/15/31(a)	14,924	12,968,337
1.95%, 01/15/31	9,416	8,395,692
2.45%, 08/15/52(a)	13,875	7,550,976
2.65%, 02/01/30	14,798	13,947,310
2.65%, 08/15/62	12,627	6,505,881
2.80%, 01/15/51	14,850	8,882,719
2.89%, 11/01/51	47,754	28,862,131
2.94%, 11/01/56	50,900	29,601,312
2.99%, 11/01/63	33,086	18,475,719
3.20%, 07/15/36(a)	5,354	4,581,857
3.25%, 11/01/39	8,953	7,109,967
3.40%, 04/01/30	13,126	12,722,570
3.40%, 07/15/46	9,565	6,799,268
3.45%, 02/01/50	14,550	9,992,455
3.75%, 04/01/40	13,164	11,028,698
3.90%, 03/01/38	11,497	10,113,911
3.97%, 11/01/47	16,518	12,690,079
4.00%, 08/15/47	11,005	8,488,602
4.00%, 03/01/48	8,980	6,924,392
4.00%, 11/01/49	15,418	11,676,677
4.05%, 11/01/52(a)	8,073	6,067,494
4.20%, 08/15/34(a)	11,447	10,984,903
4.25%, 10/15/30(a)	5,216	5,211,338
4.25%, 01/15/33	12,284	12,033,268
4.40%, 08/15/35(a)	8,874	8,532,959
4.60%, 10/15/38	11,786	11,103,865
4.60%, 08/15/45(a)	7,294	6,302,128
4.65%, 02/15/33	8,305	8,346,729
4.70%, 10/15/48	13,999	11,946,205
4.80%, 05/15/33(a)	5,641	5,708,115
4.95%, 10/15/58	10,567	9,061,660
5.17%, 01/15/37(a)(b)	15,256	15,222,374
5.30%, 06/01/34(a)	10,645	11,002,147
5.30%, 05/15/35(a)	9,757	10,056,779
5.35%, 05/15/53(a)	15,459	14,250,864
5.50%, 11/15/32	6,321	6,694,291
5.50%, 05/15/64(a)	13,720	12,668,455
5.65%, 06/15/35(a)	7,931	8,361,043
5.65%, 06/01/54(a)	11,496	11,037,216
6.05%, 05/15/55(a)	9,637	9,770,015
7.05%, 03/15/33(a)	6,948	7,980,802
Fox Corp.
4.71%, 01/25/29(a)	10,294	10,441,015
5.48%, 01/25/39	11,965	12,143,757
5.58%, 01/25/49(a)	11,898	11,599,419
6.50%, 10/13/33	9,807	10,882,779
Paramount Global
4.20%, 05/19/32(a)	4,358	4,064,503
4.38%, 03/15/43	6,292	4,755,970
4.95%, 01/15/31	2,543	2,506,043
4.95%, 05/19/50	3,139	2,443,347
5.85%, 09/01/43	6,608	5,928,203
Security	Par (000)	Value
Media (continued)
6.88%, 04/30/36(a)	$7,043	$7,393,799
7.88%, 07/30/30	1,924	2,132,765
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	7,553	8,756,594
Time Warner Cable LLC
4.50%, 09/15/42	10,020	7,836,418
5.50%, 09/01/41(a)	10,580	9,359,055
5.88%, 11/15/40	8,156	7,565,013
6.55%, 05/01/37(a)	12,832	13,108,822
6.75%, 06/15/39	12,353	12,541,230
7.30%, 07/01/38(a)	15,997	16,999,025
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	5,793	4,961,654
Walt Disney Co. (The)
2.00%, 09/01/29(a)	7,068	6,594,139
2.65%, 01/13/31(a)	24,074	22,553,806
2.75%, 09/01/49(a)	16,193	10,510,141
3.50%, 05/13/40(a)	12,739	10,775,423
3.60%, 01/13/51(a)	19,588	14,854,742
3.80%, 03/22/30(a)	11,606	11,536,313
3.80%, 05/13/60	12,187	9,127,483
4.63%, 03/23/40	10,619	10,282,255
4.70%, 03/23/50(a)	12,239	11,178,520
6.20%, 12/15/34(a)	12,345	13,984,962
6.40%, 12/15/35	10,308	11,744,498
6.65%, 11/15/37	9,171	10,615,988
		1,025,442,913
Mining — 0.8%
Barrick North America Finance LLC
5.70%, 05/30/41	6,158	6,335,561
5.75%, 05/01/43	7,731	7,979,849
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	5,245	5,604,141
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	11,596	10,119,983
4.90%, 02/28/33	8,603	8,821,736
5.00%, 02/21/30(a)	11,162	11,540,503
5.00%, 09/30/43	18,413	17,635,842
5.13%, 02/21/32	5,852	6,080,112
5.25%, 09/08/30(a)	7,296	7,622,274
5.25%, 09/08/33	7,361	7,690,708
5.30%, 02/21/35(a)	14,501	15,087,022
5.50%, 09/08/53(a)	9,481	9,626,371
5.75%, 09/05/55	8,878	9,241,285
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	14,300	13,914,010
Newmont Corp., 2.60%, 07/15/32(a)	7,723	7,034,033
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34(a)	6,651	6,980,915
Rio Tinto Alcan Inc., 6.13%, 12/15/33	6,155	6,789,720
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	9,457	5,968,436
5.20%, 11/02/40	6,932	7,001,152
Rio Tinto Finance USA PLC
4.13%, 08/21/42	7,818	6,810,324
4.88%, 03/14/30(a)	14,743	15,176,365
5.00%, 03/14/32	12,608	13,040,140
5.13%, 03/09/53	9,559	9,078,011
5.25%, 03/14/35(a)	10,089	10,472,054
5.75%, 03/14/55	13,392	13,873,582
5.88%, 03/14/65	9,543	9,974,342
		249,498,471

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	$7,829	$7,322,349
Oil & Gas — 4.2%
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	13,440	12,080,767
2.72%, 01/12/32	18,999	17,356,875
2.77%, 11/10/50(a)	11,783	7,463,811
2.94%, 06/04/51(a)	19,787	12,900,301
3.00%, 02/24/50	13,906	9,294,655
3.00%, 03/17/52(a)	11,166	7,329,892
3.06%, 06/17/41	11,112	8,563,235
3.38%, 02/08/61	18,085	12,128,919
3.63%, 04/06/30(a)	16,292	16,021,724
4.70%, 04/10/29	6,699	6,835,770
4.81%, 02/13/33(a)	18,013	18,343,438
4.89%, 09/11/33	16,405	16,791,157
4.97%, 10/17/29	10,731	11,072,962
4.99%, 04/10/34	11,876	12,187,271
5.23%, 11/17/34	13,787	14,352,414
Canadian Natural Resources Ltd.
4.95%, 06/01/47	5,035	4,463,453
5.00%, 12/15/29	7,185	7,355,708
5.40%, 12/15/34(a)	8,531	8,743,060
6.25%, 03/15/38	7,774	8,343,692
Cenovus Energy Inc., 3.75%, 02/15/52(a)	6,825	4,850,877
Chevron Corp.
2.24%, 05/11/30	16,422	15,256,989
3.08%, 05/11/50	7,973	5,550,406
Chevron USA Inc.
2.34%, 08/12/50(a)	7,194	4,295,261
4.30%, 10/15/30(a)	11,109	11,242,234
4.50%, 10/15/32	10,481	10,631,742
4.69%, 04/15/30	12,204	12,521,219
4.85%, 10/15/35(a)	8,861	8,991,895
4.98%, 04/15/35(a)	6,811	7,020,705
ConocoPhillips Co.
3.76%, 03/15/42	5,146	4,248,946
3.80%, 03/15/52	11,809	8,867,859
4.03%, 03/15/62	14,298	10,675,293
4.30%, 11/15/44	7,461	6,443,404
4.70%, 01/15/30	11,405	11,658,871
5.00%, 01/15/35(a)	7,997	8,180,701
5.05%, 09/15/33(a)	10,746	11,136,567
5.30%, 05/15/53(a)	12,946	12,312,078
5.50%, 01/15/55(a)	12,560	12,304,003
5.55%, 03/15/54	7,119	7,023,013
6.50%, 02/01/39(a)	12,026	13,655,090
Coterra Energy Inc.
5.40%, 02/15/35(a)	7,721	7,876,493
5.90%, 02/15/55	5,307	5,169,401
Devon Energy Corp.
4.75%, 05/15/42	7,138	6,246,157
5.00%, 06/15/45(a)	7,773	6,824,833
5.20%, 09/15/34(a)	11,216	11,255,098
5.60%, 07/15/41	9,390	9,107,681
5.75%, 09/15/54(a)	7,286	6,791,608
Diamondback Energy Inc.
3.13%, 03/24/31	12,554	11,739,152
3.50%, 12/01/29	3,582	3,474,227
4.25%, 03/15/52(a)	7,595	6,021,730
Security	Par (000)	Value
Oil & Gas (continued)
5.15%, 01/30/30	$8,435	$8,678,945
5.40%, 04/18/34	12,923	13,275,892
5.55%, 04/01/35	13,348	13,805,491
5.75%, 04/18/54	12,134	11,691,218
5.90%, 04/18/64	8,895	8,576,650
6.25%, 03/15/33	9,405	10,180,212
EOG Resources Inc.
4.38%, 04/15/30	8,536	8,606,556
4.40%, 01/15/31	3,047	3,060,932
4.95%, 04/15/50(a)	6,355	5,789,418
5.00%, 07/15/32	8,991	9,232,698
5.35%, 01/15/36	13,515	14,012,040
5.65%, 12/01/54(a)	9,722	9,732,927
5.95%, 07/15/55	745	775,322
EQT Corp.
4.75%, 01/15/31	7,217	7,267,748
5.75%, 02/01/34(a)	6,006	6,326,937
Equinor ASA
2.38%, 05/22/30	1,449	1,351,443
3.13%, 04/06/30	3,707	3,577,592
3.25%, 11/18/49	1,812	1,309,158
3.70%, 04/06/50	1,709	1,332,013
3.95%, 05/15/43	1,649	1,407,662
4.75%, 11/14/35	3,225	3,243,838
4.80%, 11/08/43	1,854	1,752,950
5.10%, 08/17/40	1,661	1,673,800
5.13%, 06/03/35(a)	5,500	5,704,098
Expand Energy Corp.
4.75%, 02/01/32	13,302	13,159,361
5.38%, 03/15/30	9,681	9,806,706
5.70%, 01/15/35	6,087	6,324,738
Exxon Mobil Corp.
2.44%, 08/16/29(a)	8,256	7,893,472
2.61%, 10/15/30	14,624	13,721,744
3.00%, 08/16/39	8,327	6,752,251
3.10%, 08/16/49	14,882	10,399,945
3.45%, 04/15/51	27,647	20,310,932
3.48%, 03/19/30	14,099	13,835,167
3.57%, 03/06/45(a)	10,442	8,313,843
4.11%, 03/01/46	18,246	15,559,189
4.23%, 03/19/40(a)	13,886	12,862,875
4.33%, 03/19/50	23,618	20,208,609
Hess Corp.
5.60%, 02/15/41	9,647	10,090,431
6.00%, 01/15/40	7,897	8,639,491
Marathon Petroleum Corp.
4.75%, 09/15/44	7,122	6,184,933
5.15%, 03/01/30(a)	13,482	13,898,219
5.70%, 03/01/35(a)	7,049	7,314,458
6.50%, 03/01/41	9,456	10,154,100
Occidental Petroleum Corp.
5.20%, 08/01/29	14,825	15,183,919
5.38%, 01/01/32(a)	12,382	12,670,570
5.55%, 10/01/34(a)	15,740	16,058,726
6.05%, 10/01/54(a)	7,278	7,069,006
6.13%, 01/01/31(a)	7,259	7,683,706
6.45%, 09/15/36	13,994	14,957,082
6.60%, 03/15/46(a)	10,630	11,054,867
6.63%, 09/01/30	6,702	7,216,207
7.50%, 05/01/31(a)	5,475	6,179,491
8.88%, 07/15/30	5,708	6,614,877

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Phillips 66
2.15%, 12/15/30	$15,773	$14,165,279
3.30%, 03/15/52(a)	7,522	4,991,372
4.65%, 11/15/34	9,254	9,110,054
4.88%, 11/15/44	15,982	14,221,074
5.88%, 05/01/42	11,451	11,640,979
Phillips 66 Co.
5.25%, 06/15/31(a)	4,750	4,950,168
5.30%, 06/30/33	7,036	7,274,401
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,071	6,400,136
2.15%, 01/15/31(a)	4,545	4,129,557
Shell Finance U.S. Inc.
2.38%, 11/07/29	16,386	15,452,399
2.75%, 04/06/30	13,981	13,304,054
3.25%, 04/06/50(a)	18,000	12,719,916
3.75%, 09/12/46(a)	10,634	8,429,957
4.00%, 05/10/46	12,873	10,628,811
4.13%, 11/06/30	5,475	5,500,085
4.13%, 05/11/35(a)	5,918	5,731,932
4.38%, 05/11/45	24,717	21,724,631
4.55%, 08/12/43	6,754	6,139,172
4.75%, 01/06/36(a)	5,698	5,742,595
Shell International Finance BV
3.00%, 11/26/51(a)	9,358	6,216,032
3.13%, 11/07/49	11,397	7,897,544
3.88%, 11/13/28	5,316	5,311,717
5.50%, 03/25/40(a)	10,640	11,092,996
6.38%, 12/15/38	19,452	21,776,127
Suncor Energy Inc.
3.75%, 03/04/51(a)	4,861	3,514,170
4.00%, 11/15/47(a)	4,965	3,814,415
6.85%, 06/01/39	6,870	7,704,473
TotalEnergies Capital International SA
2.83%, 01/10/30	14,741	14,088,236
2.99%, 06/29/41	7,563	5,770,726
3.13%, 05/29/50	17,384	11,913,266
3.39%, 06/29/60(a)	4,695	3,136,177
3.46%, 02/19/29	9,511	9,363,725
3.46%, 07/12/49	8,001	5,824,488
TotalEnergies Capital SA
4.72%, 09/10/34(a)	9,905	10,053,414
5.15%, 04/05/34(a)	5,464	5,710,866
5.28%, 09/10/54	8,899	8,566,809
5.43%, 09/10/64	10,840	10,351,543
5.49%, 04/05/54(a)	15,402	15,202,723
5.64%, 04/05/64	10,710	10,657,271
Valero Energy Corp.
3.65%, 12/01/51	4,726	3,322,638
6.63%, 06/15/37	11,055	12,325,263
Viper Energy Partners LLC, 5.70%, 08/01/35	9,041	9,252,912
Woodside Finance Ltd.
5.10%, 09/12/34	7,797	7,768,730
5.40%, 05/19/30	10,194	10,498,139
5.70%, 09/12/54(a)	6,842	6,566,986
6.00%, 05/19/35	11,894	12,485,013
		1,367,930,063
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	11,158	11,032,629
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47(a)	9,062	7,343,441
Security	Par (000)	Value
Oil & Gas Services (continued)
Halliburton Co.
2.92%, 03/01/30	$10,860	$10,302,632
4.75%, 08/01/43	7,817	6,995,888
4.85%, 11/15/35(a)	6,847	6,811,508
5.00%, 11/15/45(a)	17,547	15,930,288
6.70%, 09/15/38	6,982	7,847,562
7.45%, 09/15/39(a)	7,485	8,972,571
		75,236,519
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.69%, 05/25/31(a)	8,128	7,430,913
5.50%, 03/17/35(a)	6,299	6,533,261
Berry Global Inc.
5.65%, 01/15/34(a)	5,411	5,671,329
5.80%, 06/15/31(a)	7,916	8,380,154
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	7,991	8,256,075
5.44%, 04/03/34(a)	5,988	6,224,554
5.78%, 04/03/54(a)	7,893	8,034,733
Smurfit Westrock Financing DAC
5.19%, 01/15/36	4,598	4,653,210
5.42%, 01/15/35(a)	9,640	9,969,040
WRKCo Inc., 4.90%, 03/15/29	6,216	6,344,853
		71,498,122
Pharmaceuticals — 7.2%
AbbVie Inc.
3.20%, 11/21/29	52,041	50,499,004
4.05%, 11/21/39	34,622	31,324,085
4.25%, 11/21/49	51,181	43,245,857
4.30%, 05/14/36	6,701	6,494,074
4.40%, 11/06/42	24,101	21,885,713
4.45%, 05/14/46	19,715	17,457,534
4.50%, 05/14/35	17,825	17,691,526
4.55%, 03/15/35	20,819	20,731,275
4.70%, 05/14/45	21,885	20,158,869
4.75%, 03/15/45	6,561	6,078,644
4.80%, 03/15/29(a)	5,247	5,387,913
4.85%, 06/15/44	11,023	10,421,111
4.88%, 03/15/30	6,448	6,663,433
4.88%, 11/14/48	17,870	16,640,960
4.95%, 03/15/31	11,207	11,635,701
5.05%, 03/15/34	20,612	21,372,443
5.20%, 03/15/35	12,093	12,616,147
5.35%, 03/15/44	8,307	8,352,196
5.40%, 03/15/54	26,400	26,351,598
5.50%, 03/15/64	12,549	12,537,799
5.60%, 03/15/55	7,696	7,880,656
Astrazeneca Finance LLC
2.25%, 05/28/31	12,385	11,301,180
4.85%, 02/26/29	7,700	7,917,050
4.90%, 02/26/31	13,779	14,308,969
5.00%, 02/26/34	6,558	6,831,566
AstraZeneca PLC
1.38%, 08/06/30(a)	9,788	8,710,454
3.00%, 05/28/51(a)	6,917	4,785,082
4.00%, 01/17/29(a)	2,303	2,310,555
4.00%, 09/18/42	10,889	9,522,494
4.38%, 11/16/45	10,367	9,296,304
4.38%, 08/17/48	6,861	6,131,272
6.45%, 09/15/37	20,600	23,740,128

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Becton Dickinson & Co.
1.96%, 02/11/31(a)	$9,937	$8,849,571
2.82%, 05/20/30	8,566	8,078,298
4.67%, 06/06/47	13,022	11,515,933
4.69%, 12/15/44	7,596	6,803,581
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	12,136	10,763,498
2.35%, 11/13/40	8,006	5,722,907
2.55%, 11/13/50	19,774	12,001,003
2.95%, 03/15/32	12,877	11,969,634
3.40%, 07/26/29(a)	27,170	26,651,814
3.55%, 03/15/42(a)	12,649	10,344,856
3.70%, 03/15/52	17,914	13,536,607
3.90%, 03/15/62	5,988	4,437,740
4.13%, 06/15/39(a)	15,804	14,553,352
4.25%, 10/26/49	31,022	25,983,069
4.35%, 11/15/47	9,584	8,288,087
4.55%, 02/20/48	12,056	10,624,457
5.10%, 02/22/31(a)	6,077	6,358,237
5.20%, 02/22/34(a)	14,909	15,650,143
5.55%, 02/22/54(a)	23,347	23,580,435
5.75%, 02/01/31(a)	5,566	5,967,181
5.90%, 11/15/33(a)	3,757	4,143,924
Cardinal Health Inc.
5.00%, 11/15/29	8,047	8,280,670
5.35%, 11/15/34	9,538	9,889,407
Cencora Inc., 2.70%, 03/15/31	8,514	7,878,724
CVS Health Corp.
1.75%, 08/21/30	9,370	8,332,276
1.88%, 02/28/31	11,173	9,825,531
2.13%, 09/15/31	11,951	10,508,685
3.25%, 08/15/29	14,869	14,359,133
3.75%, 04/01/30	9,443	9,218,368
4.78%, 03/25/38	42,713	40,610,461
5.00%, 01/30/29	5,463	5,592,850
5.00%, 09/15/32(a)	9,624	9,856,704
5.05%, 03/25/48	67,363	60,464,173
5.13%, 02/21/30(a)	14,785	15,225,450
5.13%, 07/20/45	30,487	27,919,531
5.25%, 01/30/31(a)	10,205	10,574,354
5.25%, 02/21/33(a)	8,287	8,573,553
5.30%, 06/01/33	11,247	11,633,490
5.30%, 12/05/43	8,115	7,703,768
5.40%, 06/01/29(a)	10,128	10,504,543
5.45%, 09/15/35(a)	15,899	16,408,309
5.55%, 06/01/31	8,377	8,803,291
5.63%, 02/21/53	11,066	10,567,022
5.70%, 06/01/34	8,776	9,239,959
5.88%, 06/01/53(a)	12,747	12,586,485
6.00%, 06/01/44	7,625	7,775,767
6.00%, 06/01/63(a)	3,775	3,725,222
6.05%, 06/01/54	7,402	7,515,502
6.20%, 09/15/55	11,618	12,022,506
Eli Lilly & Co.
2.25%, 05/15/50	12,609	7,434,555
2.50%, 09/15/60	9,028	5,089,830
3.38%, 03/15/29	8,881	8,757,517
3.95%, 03/15/49(a)	7,994	6,568,994
4.20%, 08/14/29(a)	8,524	8,622,135
4.25%, 03/15/31(a)	17,966	18,099,477
4.50%, 02/09/29(a)	8,345	8,510,369
Security	Par (000)	Value
Pharmaceuticals (continued)
4.55%, 10/15/32(a)	$8,931	$9,103,661
4.60%, 08/14/34	15,965	16,157,873
4.70%, 02/27/33(a)	11,624	11,950,536
4.70%, 02/09/34(a)	6,465	6,598,143
4.75%, 02/12/30	8,330	8,580,884
4.88%, 02/27/53	11,130	10,442,696
4.90%, 02/12/32	12,504	13,015,736
4.90%, 10/15/35(a)	12,768	13,115,150
4.95%, 02/27/63	6,382	5,925,154
5.00%, 02/09/54(a)	12,145	11,591,704
5.05%, 08/14/54	9,506	9,121,975
5.10%, 02/12/35(a)	13,379	13,971,045
5.10%, 02/09/64	10,755	10,158,849
5.20%, 08/14/64	7,276	7,018,181
5.50%, 02/12/55(a)	10,047	10,328,100
5.55%, 10/15/55(a)	10,083	10,396,874
5.60%, 02/12/65	9,624	9,896,501
5.65%, 10/15/65	7,424	7,671,382
GlaxoSmithKline Capital Inc.
4.50%, 04/15/30	9,152	9,317,102
4.88%, 04/15/35	7,624	7,771,779
6.38%, 05/15/38(a)	20,746	23,623,591
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	15,490	15,190,976
Johnson & Johnson
1.30%, 09/01/30(a)	15,571	13,891,708
2.10%, 09/01/40	15,084	10,792,398
2.25%, 09/01/50(a)	9,173	5,549,420
2.45%, 09/01/60	9,084	5,154,410
3.40%, 01/15/38	8,909	7,926,874
3.50%, 01/15/48	9,469	7,456,999
3.55%, 03/01/36	10,110	9,378,592
3.63%, 03/03/37	6,216	5,697,204
3.70%, 03/01/46	15,222	12,567,760
3.75%, 03/03/47	8,417	6,941,146
4.38%, 12/05/33(a)	8,503	8,701,585
4.70%, 03/01/30	9,755	10,075,229
4.80%, 06/01/29(a)	8,163	8,442,545
4.85%, 03/01/32	8,760	9,140,655
4.90%, 06/01/31(a)	12,791	13,395,567
4.95%, 06/01/34(a)	9,207	9,771,745
5.00%, 03/01/35(a)	9,975	10,473,549
5.25%, 06/01/54(a)	8,674	8,866,646
5.95%, 08/15/37	7,511	8,460,635
Merck & Co. Inc.
1.45%, 06/24/30(a)	13,832	12,384,397
1.90%, 12/10/28	3,951	3,733,777
2.15%, 12/10/31	14,067	12,552,023
2.35%, 06/24/40(a)	4,795	3,508,023
2.45%, 06/24/50	16,641	10,040,926
2.75%, 12/10/51	19,351	12,303,004
2.90%, 12/10/61	9,592	5,776,675
3.40%, 03/07/29	6,231	6,128,822
3.70%, 02/10/45	16,736	13,577,077
3.90%, 03/07/39	11,787	10,667,992
4.00%, 03/07/49	8,143	6,681,731
4.15%, 09/15/30(a)	10,023	10,083,622
4.15%, 05/18/43	6,591	5,778,966
4.30%, 05/17/30(a)	9,878	10,003,161
4.50%, 05/17/33(a)	5,838	5,930,738
4.55%, 09/15/32(a)	8,211	8,345,460

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 05/17/44(a)	$10,709	$10,280,434
4.95%, 09/15/35(a)	12,158	12,477,393
5.00%, 05/17/53(a)	12,006	11,352,679
5.15%, 05/17/63(a)	10,598	10,020,995
5.70%, 09/15/55	11,940	12,388,810
Mylan Inc., 5.20%, 04/15/48(a)	3,845	3,131,716
Novartis Capital Corp.
2.20%, 08/14/30	14,525	13,455,444
2.75%, 08/14/50	10,535	6,920,123
3.80%, 09/18/29	10,033	10,003,631
4.00%, 09/18/31	4,106	4,100,447
4.00%, 11/20/45	8,153	6,936,690
4.10%, 11/05/30	6,267	6,287,723
4.20%, 09/18/34	8,280	8,148,345
4.30%, 11/05/32(a)	6,292	6,299,831
4.40%, 05/06/44	14,094	12,737,093
4.60%, 11/05/35(a)	6,920	6,919,033
4.70%, 09/18/54	6,623	6,043,304
Pfizer Inc.
1.70%, 05/28/30(a)	7,778	7,036,040
1.75%, 08/18/31(a)	12,943	11,465,071
2.55%, 05/28/40(a)	9,281	6,908,234
2.63%, 04/01/30(a)	24,535	23,191,380
2.70%, 05/28/50(a)	10,177	6,514,951
3.45%, 03/15/29(a)	12,435	12,296,693
3.90%, 03/15/39	8,638	7,746,551
4.00%, 12/15/36(a)	13,455	12,728,055
4.00%, 03/15/49	9,559	7,808,370
4.13%, 12/15/46	11,950	10,035,096
4.20%, 11/15/30	5,275	5,301,566
4.20%, 09/15/48	9,456	7,972,238
4.30%, 06/15/43	6,655	5,907,476
4.40%, 05/15/44	6,551	5,933,419
4.50%, 11/15/32	8,482	8,544,423
4.88%, 11/15/35	8,075	8,170,654
7.20%, 03/15/39	20,961	25,368,350
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30(a)	9,019	9,231,884
4.75%, 05/19/33(a)	39,895	40,668,492
5.11%, 05/19/43(a)	24,883	24,258,571
5.30%, 05/19/53(a)	54,126	52,408,723
5.34%, 05/19/63	36,630	34,821,599
Sanofi SA, 4.20%, 11/03/32	1,143	1,143,273
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	21,669	19,843,978
3.03%, 07/09/40	13,129	10,175,981
3.18%, 07/09/50(a)	16,314	11,177,354
3.38%, 07/09/60(a)	7,315	4,787,373
5.30%, 07/05/34	14,193	14,736,819
5.65%, 07/05/44	7,050	7,235,937
Takeda U.S. Financing Inc.
5.20%, 07/07/35	14,748	15,117,623
5.90%, 07/07/55(a)	5,012	5,206,929
Utah Acquisition Sub Inc., 5.25%, 06/15/46	5,745	4,751,488
Viatris Inc.
2.70%, 06/22/30(a)	8,467	7,710,733
3.85%, 06/22/40	7,843	5,997,372
4.00%, 06/22/50(a)	9,775	6,550,431
Wyeth LLC
5.95%, 04/01/37(a)	16,324	17,813,222
6.50%, 02/01/34	5,469	6,197,770
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis Inc.
2.00%, 05/15/30	$7,224	$6,626,961
4.70%, 02/01/43	8,133	7,559,368
5.00%, 08/17/35	10,432	10,611,564
5.60%, 11/16/32	6,022	6,434,277
		2,367,413,463
Pipelines — 4.4%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	7,794	7,622,049
Cheniere Energy Inc., 5.65%, 04/15/34	10,298	10,742,000
Cheniere Energy Partners LP
3.25%, 01/31/32	14,251	13,100,665
4.00%, 03/01/31	6,634	6,443,688
4.50%, 10/01/29(a)	11,603	11,589,948
5.55%, 10/30/35(a)(b)	8,892	9,139,479
5.75%, 08/15/34	10,011	10,479,402
5.95%, 06/30/33(a)	8,253	8,774,147
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54(a)	4,991	4,915,823
Enbridge Inc.
2.50%, 08/01/33(a)	5,540	4,763,690
3.13%, 11/15/29	14,728	14,118,065
3.40%, 08/01/51	8,811	6,105,667
5.30%, 04/05/29	6,765	6,983,185
5.50%, 12/01/46(a)	5,607	5,589,469
5.55%, 06/20/35	11,436	11,892,351
5.63%, 04/05/34(a)	13,107	13,764,395
5.70%, 03/08/33	14,949	15,835,450
5.95%, 04/05/54(a)	9,205	9,473,521
6.20%, 11/15/30	8,739	9,407,665
6.70%, 11/15/53(a)	11,062	12,363,403
Energy Transfer LP
3.75%, 05/15/30	18,540	18,087,496
5.00%, 05/15/50	17,620	14,992,610
5.15%, 03/15/45	9,284	8,312,411
5.25%, 04/15/29	8,179	8,415,577
5.25%, 07/01/29(a)	11,481	11,856,632
5.30%, 04/15/47	8,318	7,503,595
5.35%, 05/15/45	8,360	7,675,856
5.40%, 10/01/47	13,872	12,628,277
5.55%, 05/15/34(a)	8,792	9,082,098
5.60%, 09/01/34	13,533	14,014,539
5.70%, 04/01/35	13,321	13,848,580
5.75%, 02/15/33	11,778	12,434,260
5.95%, 05/15/54	15,133	14,603,993
6.00%, 06/15/48	10,884	10,681,403
6.05%, 09/01/54	10,061	9,844,866
6.13%, 12/15/45(a)	9,520	9,523,261
6.20%, 04/01/55	9,754	9,750,364
6.25%, 04/15/49	15,783	15,877,316
6.40%, 12/01/30	4,308	4,674,688
6.50%, 02/01/42	8,410	8,918,957
6.55%, 12/01/33	11,858	13,080,189
Enterprise Products Operating LLC
2.80%, 01/31/30	10,364	9,848,645
3.13%, 07/31/29	15,806	15,329,492
3.20%, 02/15/52	12,152	8,236,053
3.30%, 02/15/53	9,861	6,748,316
3.70%, 01/31/51	7,336	5,472,806
3.95%, 01/31/60(a)	7,184	5,377,557
4.20%, 01/31/50	11,942	9,805,460

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.25%, 02/15/48	$13,356	$11,177,396
4.45%, 02/15/43	9,300	8,319,509
4.60%, 01/15/31(a)	8,810	8,936,201
4.80%, 02/01/49	9,640	8,671,058
4.85%, 01/31/34(a)	7,008	7,133,223
4.85%, 08/15/42	5,770	5,408,883
4.85%, 03/15/44	10,359	9,627,821
4.90%, 05/15/46	8,686	8,000,886
4.95%, 02/15/35(a)	9,319	9,478,990
5.10%, 02/15/45	12,091	11,572,806
5.20%, 01/15/36	9,295	9,535,859
5.35%, 01/31/33	7,190	7,562,040
5.55%, 02/16/55(a)	13,164	13,035,847
5.95%, 02/01/41	5,589	5,946,855
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	9,098	8,871,251
6.95%, 01/15/38	7,866	8,948,981
Kinder Morgan Inc.
2.00%, 02/15/31(a)	7,411	6,611,425
3.60%, 02/15/51	10,068	7,174,850
4.80%, 02/01/33(a)	7,548	7,609,688
5.00%, 02/01/29(a)	4,720	4,836,584
5.05%, 02/15/46	12,835	11,724,900
5.15%, 06/01/30(a)	12,879	13,340,937
5.20%, 06/01/33	8,788	9,073,500
5.20%, 03/01/48	5,206	4,826,078
5.30%, 12/01/34	9,018	9,245,210
5.40%, 02/01/34	9,159	9,492,998
5.45%, 08/01/52	8,250	7,801,147
5.55%, 06/01/45	12,842	12,550,837
5.85%, 06/01/35(a)	5,632	5,978,847
5.95%, 08/01/54(a)	4,491	4,554,997
7.75%, 01/15/32	10,031	11,680,281
MPLX LP
2.65%, 08/15/30(a)	6,682	6,188,184
4.50%, 04/15/38	13,149	12,067,738
4.70%, 04/15/48	10,562	8,880,985
4.80%, 02/15/29	5,586	5,679,891
4.80%, 02/15/31	9,742	9,861,782
4.95%, 09/01/32	8,248	8,295,573
4.95%, 03/14/52	13,695	11,703,998
5.00%, 01/15/33	8,218	8,289,728
5.00%, 03/01/33	16,693	16,852,219
5.20%, 03/01/47	10,236	9,216,189
5.40%, 04/01/35	6,387	6,469,793
5.40%, 09/15/35	14,123	14,306,438
5.50%, 06/01/34(a)	13,940	14,314,265
5.50%, 02/15/49	12,372	11,497,434
5.95%, 04/01/55	8,434	8,264,885
6.20%, 09/15/55	12,409	12,547,226
ONEOK Inc.
3.10%, 03/15/30	6,506	6,188,164
3.95%, 03/01/50(a)	5,623	4,147,358
4.75%, 10/15/31	12,275	12,334,918
4.95%, 10/15/32	8,874	8,945,965
5.05%, 11/01/34	11,450	11,401,894
5.20%, 07/15/48	9,949	9,066,218
5.40%, 10/15/35	14,091	14,288,570
5.70%, 11/01/54	12,754	12,043,012
5.85%, 11/01/64(a)	4,669	4,452,781
6.05%, 09/01/33	12,524	13,368,570
Security	Par (000)	Value
Pipelines (continued)
6.10%, 11/15/32	$7,738	$8,305,983
6.25%, 10/15/55	12,027	12,218,407
6.63%, 09/01/53	12,850	13,607,614
Plains All American Pipeline LP, 5.95%, 06/15/35	9,017	9,447,031
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	7,448	7,232,512
3.80%, 09/15/30	5,828	5,649,457
4.70%, 01/15/31(a)	1,415	1,423,258
5.60%, 01/15/36	1,148	1,166,649
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	10,595	10,656,365
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	8,065	8,185,173
5.58%, 10/01/34	10,909	11,042,595
Targa Resources Corp.
4.20%, 02/01/33	9,980	9,569,533
4.90%, 09/15/30	10,181	10,377,205
4.95%, 04/15/52(a)	5,456	4,672,581
5.40%, 07/30/36	8,259	8,335,231
5.50%, 02/15/35	7,861	8,064,093
5.55%, 08/15/35	5,594	5,744,733
5.65%, 02/15/36(a)	9,369	9,680,207
6.13%, 03/15/33(a)	6,541	7,009,302
6.13%, 05/15/55	11,661	11,745,744
6.15%, 03/01/29	5,124	5,408,031
6.50%, 03/30/34	7,848	8,628,397
6.50%, 02/15/53	6,164	6,512,186
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	10,199	9,716,143
4.88%, 02/01/31	9,346	9,387,432
5.50%, 03/01/30	5,433	5,524,436
TransCanada PipeLines Ltd.
4.10%, 04/15/30	6,101	6,044,289
4.63%, 03/01/34(a)	13,463	13,221,392
5.10%, 03/15/49(a)	2,761	2,600,532
6.10%, 06/01/40	8,437	9,008,594
6.20%, 10/15/37	9,790	10,564,886
7.63%, 01/15/39(a)	9,304	11,192,157
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36(b)	2,933	2,983,289
Western Midstream Operating LP
4.05%, 02/01/30	9,515	9,341,032
5.25%, 02/01/50	7,589	6,599,516
5.45%, 11/15/34	8,495	8,579,675
6.15%, 04/01/33	7,178	7,614,849
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	14,729	13,478,178
3.50%, 11/15/30	9,268	8,888,917
4.63%, 06/30/30	11,746	11,877,597
4.65%, 08/15/32(a)	9,102	9,159,455
4.85%, 03/01/48	6,151	5,476,806
4.90%, 03/15/29	5,618	5,737,334
5.10%, 09/15/45(a)	10,678	9,933,205
5.15%, 03/15/34	13,026	13,305,468
5.30%, 09/30/35(a)	8,651	8,859,395
5.30%, 08/15/52	6,516	6,122,063
5.60%, 03/15/35	9,657	10,112,708
5.65%, 03/15/33	8,079	8,542,102

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.80%, 11/15/54(a)	$6,382	$6,440,849
6.30%, 04/15/40	9,054	9,883,014
		1,444,010,622
Private Equity — 0.0%
KKR & Co. Inc., 5.10%, 08/07/35(a)	10,344	10,324,500
Real Estate — 0.0%
CBRE Services Inc.
4.90%, 01/15/33	3,299	3,338,829
5.95%, 08/15/34	5,839	6,289,715
		9,628,544
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	11,223	9,230,892
2.00%, 05/18/32	7,506	6,353,830
2.95%, 03/15/34(a)	5,721	4,930,333
3.00%, 05/18/51	5,990	3,689,972
3.38%, 08/15/31	12,564	11,780,822
3.55%, 03/15/52(a)	8,292	5,640,728
American Tower Corp.
1.88%, 10/15/30(a)	9,132	8,140,803
2.10%, 06/15/30	9,849	8,943,922
2.90%, 01/15/30	16,077	15,220,750
2.95%, 01/15/51	8,641	5,606,077
3.10%, 06/15/50	6,943	4,672,784
3.80%, 08/15/29(a)	15,270	15,037,444
4.90%, 03/15/30	4,344	4,446,995
5.55%, 07/15/33	6,462	6,792,522
5.65%, 03/15/33	6,346	6,703,030
5.90%, 11/15/33	6,717	7,204,289
Boston Properties LP
2.45%, 10/01/33	8,191	6,786,641
2.55%, 04/01/32	8,769	7,652,252
3.25%, 01/30/31(a)	12,994	12,184,061
3.40%, 06/21/29	6,972	6,736,488
4.50%, 12/01/28(a)	1,778	1,786,291
5.75%, 01/15/35(a)	7,689	7,908,006
6.50%, 01/15/34(a)	7,702	8,311,892
Brixmor Operating Partnership LP
4.05%, 07/01/30	5,541	5,463,658
4.13%, 05/15/29	7,295	7,257,358
Crown Castle Inc.
2.10%, 04/01/31	15,589	13,729,527
2.25%, 01/15/31	8,997	8,048,635
2.50%, 07/15/31	9,135	8,161,956
2.90%, 04/01/41(a)	7,841	5,756,786
3.25%, 01/15/51(a)	10,166	6,826,702
3.30%, 07/01/30	9,779	9,281,067
5.10%, 05/01/33	8,113	8,221,152
5.60%, 06/01/29	6,518	6,773,875
5.80%, 03/01/34(a)	9,074	9,551,692
Digital Realty Trust LP, 3.60%, 07/01/29	6,004	5,889,773
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	7,332	7,375,091
5.50%, 06/15/34(a)	4,428	4,614,907
Equinix Inc.
2.15%, 07/15/30	11,370	10,319,266
2.50%, 05/15/31	8,616	7,803,589
3.20%, 11/18/29	10,086	9,688,908
3.90%, 04/15/32	10,626	10,241,322
ERP Operating LP, 4.50%, 07/01/44	5,744	5,131,436
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP
4.95%, 01/15/33(a)	$3,467	$3,508,745
5.50%, 07/01/30	7,959	8,321,406
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	7,788	7,045,639
5.30%, 01/15/29	834	850,203
5.63%, 09/15/34	7,143	7,238,996
Healthpeak OP LLC
3.00%, 01/15/30(a)	6,559	6,219,833
5.25%, 12/15/32(a)	6,927	7,148,207
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	5,293	5,027,959
Prologis LP
1.25%, 10/15/30(a)	12,179	10,663,850
2.25%, 04/15/30(a)	9,861	9,150,102
4.75%, 06/15/33(a)	7,146	7,259,386
5.00%, 03/15/34	7,654	7,840,743
5.13%, 01/15/34	3,729	3,852,975
5.25%, 05/15/35(a)	8,290	8,602,296
5.25%, 06/15/53	6,242	6,028,300
5.25%, 03/15/54	7,954	7,677,642
Public Storage Operating Co., 5.35%, 08/01/53	7,495	7,373,162
Realty Income Corp.
3.25%, 01/15/31	12,987	12,372,529
5.13%, 02/15/34(a)	6,587	6,799,188
5.63%, 10/13/32(a)	4,250	4,524,334
Simon Property Group LP
2.45%, 09/13/29	11,249	10,643,224
2.65%, 07/15/30	10,812	10,141,912
3.25%, 09/13/49(a)	11,003	7,714,507
3.80%, 07/15/50	6,690	5,101,581
4.75%, 09/26/34(a)	8,628	8,632,907
5.13%, 10/01/35	7,320	7,467,920
Ventas Realty LP, 4.40%, 01/15/29	4,591	4,614,196
VICI Properties LP
4.95%, 02/15/30	10,149	10,266,922
5.13%, 11/15/31	5,853	5,952,747
5.13%, 05/15/32	9,902	9,989,589
5.63%, 04/01/35	8,268	8,453,042
5.63%, 05/15/52	4,489	4,225,506
Welltower OP LLC
2.80%, 06/01/31	6,181	5,739,428
3.10%, 01/15/30	11,847	11,395,221
4.50%, 07/01/30(a)	11,322	11,466,231
5.13%, 07/01/35	7,783	8,004,303
Weyerhaeuser Co.
4.00%, 11/15/29	6,490	6,431,811
4.00%, 04/15/30	8,586	8,485,979
		608,130,045
Retail — 2.7%
AutoZone Inc.
4.00%, 04/15/30(a)	5,488	5,441,278
4.75%, 08/01/32	4,212	4,264,233
Costco Wholesale Corp.
1.60%, 04/20/30	12,278	11,149,468
1.75%, 04/20/32	11,395	9,909,735
Dollar General Corp.
3.50%, 04/03/30(a)	5,176	5,002,687
5.45%, 07/05/33	5,378	5,579,908
Dollar Tree Inc., 2.65%, 12/01/31	6,371	5,728,628

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
1.38%, 03/15/31	$12,689	$11,031,716
1.88%, 09/15/31	15,856	13,982,720
2.38%, 03/15/51	13,628	7,982,393
2.70%, 04/15/30(a)	12,686	12,021,230
2.75%, 09/15/51	11,430	7,219,237
2.95%, 06/15/29	11,976	11,597,693
3.13%, 12/15/49	13,945	9,692,871
3.25%, 04/15/32	13,506	12,730,287
3.30%, 04/15/40(a)	11,811	9,763,775
3.35%, 04/15/50	11,310	8,166,736
3.50%, 09/15/56	6,682	4,765,669
3.63%, 04/15/52	11,904	8,863,799
3.90%, 12/06/28(a)	2,494	2,500,368
3.90%, 06/15/47	13,421	10,842,219
4.20%, 04/01/43	5,395	4,735,214
4.25%, 04/01/46	11,707	10,118,986
4.40%, 03/15/45	8,827	7,808,808
4.50%, 09/15/32(a)	10,143	10,315,758
4.50%, 12/06/48	14,107	12,374,628
4.65%, 09/15/35	12,944	12,941,629
4.75%, 06/25/29	7,403	7,592,277
4.85%, 06/25/31(a)	4,746	4,917,325
4.88%, 02/15/44	8,188	7,789,503
4.90%, 04/15/29	8,438	8,684,170
4.95%, 06/25/34(a)	6,731	6,925,893
4.95%, 09/15/52(a)	10,150	9,457,114
5.30%, 06/25/54	12,108	11,838,409
5.88%, 12/16/36	23,238	25,384,857
5.95%, 04/01/41	7,035	7,629,555
Lowe's Companies Inc.
1.70%, 10/15/30(a)	14,888	13,217,989
2.63%, 04/01/31	16,879	15,483,814
2.80%, 09/15/41	7,914	5,765,271
3.00%, 10/15/50	14,689	9,510,392
3.65%, 04/05/29	6,849	6,749,063
3.70%, 04/15/46	12,133	9,299,772
3.75%, 04/01/32	11,415	10,963,700
4.05%, 05/03/47	10,661	8,567,571
4.25%, 04/01/52	12,009	9,637,884
4.45%, 04/01/62	10,933	8,726,366
4.50%, 04/15/30(a)	7,868	7,975,285
5.00%, 04/15/33(a)	8,531	8,765,228
5.15%, 07/01/33(a)	8,424	8,726,464
5.63%, 04/15/53(a)	14,197	14,040,299
5.80%, 09/15/62	6,993	6,970,482
Lowe's Cos. Inc.
4.25%, 03/15/31(a)	10,808	10,761,770
4.50%, 10/15/32(a)	15,050	14,998,651
4.85%, 10/15/35	13,134	13,098,463
McDonald's Corp.
2.13%, 03/01/30	17,373	16,048,682
2.63%, 09/01/29(a)	11,658	11,113,271
3.60%, 07/01/30	9,895	9,709,427
3.63%, 09/01/49	12,701	9,534,183
4.20%, 04/01/50	7,540	6,210,719
4.45%, 03/01/47	7,911	6,851,416
4.45%, 09/01/48	7,737	6,665,685
4.60%, 09/09/32(a)	6,107	6,249,987
4.70%, 12/09/35(a)	5,299	5,314,856
4.88%, 12/09/45(a)	12,738	11,832,550
Security	Par (000)	Value
Retail (continued)
4.95%, 03/03/35(a)	$6,368	$6,497,092
5.00%, 02/13/36	7,534	7,656,046
5.15%, 09/09/52(a)	9,363	8,869,676
5.45%, 08/14/53(a)	5,439	5,386,461
6.30%, 10/15/37	7,525	8,424,388
6.30%, 03/01/38	7,859	8,799,209
O'Reilly Automotive Inc., 4.70%, 06/15/32	5,454	5,515,443
Starbucks Corp.
2.25%, 03/12/30(a)	10,289	9,502,601
2.55%, 11/15/30(a)	5,533	5,116,548
3.00%, 02/14/32(a)	6,864	6,353,178
3.50%, 11/15/50(a)	9,527	6,805,977
3.55%, 08/15/29(a)	14,189	13,948,305
4.45%, 08/15/49	8,859	7,456,252
4.50%, 11/15/48	9,508	8,089,463
Target Corp.
2.35%, 02/15/30(a)	11,681	10,941,492
2.95%, 01/15/52(a)	8,635	5,610,672
3.38%, 04/15/29	7,747	7,609,285
4.00%, 07/01/42	8,776	7,512,796
4.50%, 09/15/32(a)	7,678	7,761,912
4.50%, 09/15/34(a)	6,937	6,876,898
4.80%, 01/15/53(a)	9,706	8,760,818
5.00%, 04/15/35(a)	6,063	6,172,499
Walmart Inc.
2.50%, 09/22/41	7,154	5,230,777
2.65%, 09/22/51(a)	17,184	11,049,238
4.05%, 06/29/48	12,349	10,474,864
4.10%, 04/15/33(a)	9,485	9,506,051
4.15%, 09/09/32(a)	14,334	14,494,015
4.35%, 04/28/30(a)	13,242	13,493,635
4.50%, 09/09/52(a)	9,848	8,862,090
4.50%, 04/15/53(a)	12,056	10,877,122
4.90%, 04/28/35(a)	9,258	9,610,946
5.25%, 09/01/35(a)	14,637	15,627,776
6.20%, 04/15/38(a)	7,196	8,211,692
6.50%, 08/15/37(a)	5,589	6,544,032
		893,189,265
Semiconductors — 3.4%
Analog Devices Inc.
2.10%, 10/01/31	7,623	6,790,784
2.80%, 10/01/41	5,754	4,289,368
2.95%, 10/01/51	6,250	4,138,967
Applied Materials Inc.
1.75%, 06/01/30	3,990	3,611,587
2.75%, 06/01/50(a)	5,454	3,574,392
4.35%, 04/01/47	6,230	5,472,935
Broadcom Inc.
2.45%, 02/15/31	21,491	19,753,457
2.60%, 02/15/33	17,241	15,322,618
3.14%, 11/15/35(b)	28,819	25,217,239
3.19%, 11/15/36(b)	20,695	17,866,051
3.42%, 04/15/33	20,897	19,587,989
3.47%, 04/15/34(a)	28,675	26,474,994
3.50%, 02/15/41	23,036	19,168,597
3.75%, 02/15/51	14,385	11,177,451
4.00%, 04/15/29(b)	15,673	15,648,340
4.15%, 11/15/30	26,075	26,031,567
4.15%, 04/15/32(b)	12,736	12,575,199
4.20%, 10/15/30(a)	9,532	9,554,544
4.30%, 11/15/32	12,523	12,449,384

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.35%, 02/15/30	$17,363	$17,508,125
4.55%, 02/15/32	9,567	9,692,715
4.60%, 07/15/30	4,851	4,946,515
4.75%, 04/15/29	11,161	11,399,791
4.80%, 10/15/34(a)	19,018	19,270,641
4.80%, 02/15/36	22,880	22,929,849
4.90%, 07/15/32	14,030	14,434,698
4.90%, 02/15/38	17,122	17,089,259
4.93%, 05/15/37(a)(b)	18,386	18,466,965
5.05%, 07/12/29	10,078	10,404,095
5.05%, 04/15/30	12,327	12,755,779
5.15%, 11/15/31(a)	14,844	15,498,469
5.20%, 04/15/32	18,697	19,545,307
5.20%, 07/15/35	20,493	21,354,679
Intel Corp.
2.00%, 08/12/31	4,177	3,682,003
2.45%, 11/15/29(a)	11,119	10,389,715
2.80%, 08/12/41	9,087	6,435,660
3.05%, 08/12/51(a)	9,564	6,050,506
3.10%, 02/15/60	9,084	5,318,236
3.20%, 08/12/61	6,894	4,111,991
3.25%, 11/15/49(a)	18,851	12,442,833
3.73%, 12/08/47	15,926	11,649,482
3.90%, 03/25/30	16,185	15,907,910
4.00%, 08/05/29	17,688	17,524,565
4.00%, 12/15/32	10,176	9,767,145
4.10%, 05/19/46	12,447	9,736,718
4.10%, 05/11/47	7,608	5,910,982
4.15%, 08/05/32	8,297	8,052,130
4.60%, 03/25/40(a)	6,629	6,006,772
4.75%, 03/25/50	19,374	16,321,686
4.80%, 10/01/41	5,675	5,117,112
4.90%, 07/29/45	6,075	5,350,994
4.90%, 08/05/52	14,927	12,763,525
4.95%, 03/25/60	7,664	6,426,085
5.05%, 08/05/62	6,856	5,786,158
5.13%, 02/10/30	7,166	7,375,153
5.15%, 02/21/34(a)	12,115	12,343,442
5.20%, 02/10/33(a)	17,352	17,804,341
5.60%, 02/21/54(a)	10,142	9,691,903
5.63%, 02/10/43	7,244	7,122,749
5.70%, 02/10/53	17,838	17,190,220
5.90%, 02/10/63	11,402	11,047,108
KLA Corp.
3.30%, 03/01/50	6,984	4,975,990
4.10%, 03/15/29	3,718	3,730,653
4.65%, 07/15/32	9,511	9,708,034
4.95%, 07/15/52	10,719	9,967,070
5.25%, 07/15/62	7,725	7,396,895
Lam Research Corp.
1.90%, 06/15/30	8,362	7,607,396
2.88%, 06/15/50(a)	7,563	5,033,962
4.00%, 03/15/29(a)	7,868	7,879,760
4.88%, 03/15/49	5,964	5,549,003
Marvell Technology Inc., 2.95%, 04/15/31	9,961	9,231,071
Microchip Technology Inc.
5.05%, 03/15/29	7,426	7,576,691
5.05%, 02/15/30	9,353	9,562,187
Micron Technology Inc.
2.70%, 04/15/32	8,541	7,654,950
4.66%, 02/15/30	11,338	11,478,919
Security	Par (000)	Value
Semiconductors (continued)
5.30%, 01/15/31	$9,871	$10,227,755
5.80%, 01/15/35	6,200	6,550,926
5.88%, 02/09/33	5,668	6,034,957
5.88%, 09/15/33	7,831	8,362,714
6.05%, 11/01/35	8,099	8,688,714
NVIDIA Corp.
2.00%, 06/15/31	12,538	11,331,595
2.85%, 04/01/30	6,055	5,802,733
3.50%, 04/01/40	12,046	10,375,258
3.50%, 04/01/50	16,840	12,860,110
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	8,072	7,310,255
2.65%, 02/15/32	12,615	11,309,003
3.25%, 05/11/41(a)	4,060	3,106,496
3.40%, 05/01/30(a)	7,388	7,118,084
4.30%, 06/18/29	9,032	9,044,047
5.00%, 01/15/33	6,626	6,742,183
QUALCOMM Inc.
1.65%, 05/20/32	7,393	6,341,173
2.15%, 05/20/30	11,206	10,333,291
3.25%, 05/20/50(a)	6,048	4,263,454
4.30%, 05/20/47	18,218	15,632,439
4.50%, 05/20/52	7,928	6,855,606
4.65%, 05/20/35(a)	14,914	15,068,518
4.80%, 05/20/45	14,717	13,610,421
6.00%, 05/20/53(a)	9,668	10,393,021
Texas Instruments Inc.
1.75%, 05/04/30	12,284	11,174,575
2.25%, 09/04/29(a)	11,106	10,475,274
3.88%, 03/15/39	10,564	9,539,618
4.15%, 05/15/48	11,379	9,551,452
4.90%, 03/14/33	5,146	5,335,002
5.05%, 05/18/63	12,502	11,495,982
5.15%, 02/08/54(a)	4,993	4,810,747
Xilinx Inc., 2.38%, 06/01/30	10,843	10,083,374
		1,128,510,832
Software — 3.7%
Adobe Inc.
2.30%, 02/01/30	12,267	11,494,221
4.80%, 04/04/29	6,422	6,603,243
4.95%, 04/04/34	4,196	4,359,559
Autodesk Inc., 2.40%, 12/15/31	8,647	7,728,046
Cadence Design Systems Inc.
4.30%, 09/10/29	12,347	12,415,180
4.70%, 09/10/34	8,003	8,042,502
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	8,062	7,210,927
3.10%, 03/01/41	4,721	3,537,445
5.10%, 07/15/32	6,205	6,364,215
Fiserv Inc.
2.65%, 06/01/30	7,804	7,174,894
3.50%, 07/01/29	23,889	23,106,370
4.40%, 07/01/49	17,802	14,174,972
4.55%, 02/15/31(a)	7,230	7,171,967
4.75%, 03/15/30(a)	10,865	10,928,562
5.15%, 08/12/34	14,533	14,475,893
5.25%, 08/11/35(a)	10,738	10,765,646
5.45%, 03/15/34	9,229	9,389,068
5.60%, 03/02/33(a)	3,823	3,950,616
5.63%, 08/21/33(a)	7,636	7,900,810

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Intuit Inc.
5.20%, 09/15/33	$7,649	$8,035,133
5.50%, 09/15/53(a)	11,833	11,891,995
Microsoft Corp.
2.50%, 09/15/50	13,707	8,606,963
2.53%, 06/01/50	55,616	35,156,531
2.68%, 06/01/60(a)	33,375	19,855,502
2.92%, 03/17/52	52,560	35,733,252
3.04%, 03/17/62	21,007	13,616,097
3.45%, 08/08/36(a)	11,800	10,910,905
3.50%, 02/12/35(a)	9,602	9,149,874
3.70%, 08/08/46	8,901	7,319,858
4.10%, 02/06/37(a)	10,155	9,980,513
4.25%, 02/06/47(a)	13,850	12,602,190
4.45%, 11/03/45(a)	10,004	9,489,545
4.50%, 02/06/57(a)	8,610	7,873,798
MSCI Inc., 5.25%, 09/01/35(a)	10,166	10,286,527
Oracle Corp.
2.88%, 03/25/31	21,390	19,392,420
2.95%, 04/01/30	36,024	33,488,141
3.60%, 04/01/40	24,619	18,959,003
3.60%, 04/01/50(a)	36,647	24,275,365
3.65%, 03/25/41	23,887	18,093,588
3.80%, 11/15/37	17,041	14,195,789
3.85%, 07/15/36(a)	13,685	11,782,819
3.85%, 04/01/60	28,041	18,250,333
3.90%, 05/15/35	14,890	13,177,967
3.95%, 03/25/51	26,924	18,734,228
4.00%, 07/15/46	26,304	19,331,586
4.00%, 11/15/47	22,100	16,054,640
4.10%, 03/25/61	13,923	9,424,076
4.13%, 05/15/45	18,450	13,922,610
4.20%, 09/27/29	18,069	17,797,065
4.30%, 07/08/34(a)	13,412	12,410,889
4.38%, 05/15/55	7,617	5,578,375
4.45%, 09/26/30(a)	23,839	23,496,162
4.50%, 07/08/44	14,552	11,682,009
4.65%, 05/06/30(a)	8,887	8,865,115
4.70%, 09/27/34	10,972	10,413,465
4.80%, 09/26/32	29,982	29,444,441
4.90%, 02/06/33	16,426	16,115,930
5.20%, 09/26/35	28,293	27,729,955
5.25%, 02/03/32	16,649	16,826,565
5.38%, 07/15/40	19,229	17,911,879
5.38%, 09/27/54	16,440	14,046,287
5.50%, 08/03/35	12,424	12,441,394
5.50%, 09/27/64	9,832	8,314,474
5.55%, 02/06/53	20,122	17,627,604
5.88%, 09/26/45	25,818	24,301,446
5.95%, 09/26/55(a)	20,751	19,363,738
6.00%, 08/03/55	16,387	15,236,760
6.10%, 09/26/65	16,257	15,125,340
6.13%, 07/08/39(a)	11,448	11,565,327
6.13%, 08/03/65	8,552	7,981,192
6.15%, 11/09/29(a)	11,097	11,657,911
6.25%, 11/09/32	15,150	16,080,119
6.50%, 04/15/38	10,276	10,760,883
6.90%, 11/09/52	18,386	19,101,081
Paychex Inc.
5.10%, 04/15/30	13,570	13,955,445
5.35%, 04/15/32	12,783	13,300,905
Security	Par (000)	Value
Software (continued)
5.60%, 04/15/35	$7,027	$7,378,258
Roper Technologies Inc.
1.75%, 02/15/31	11,728	10,293,893
4.90%, 10/15/34	4,859	4,881,694
5.10%, 09/15/35(a)	8,604	8,730,428
Salesforce Inc.
1.95%, 07/15/31	8,570	7,656,043
2.70%, 07/15/41	10,428	7,619,871
2.90%, 07/15/51	17,490	11,358,186
3.05%, 07/15/61	13,117	8,094,581
Synopsys Inc.
4.85%, 04/01/30	12,772	13,057,131
5.00%, 04/01/32	12,638	12,962,550
5.15%, 04/01/35	16,901	17,267,439
5.70%, 04/01/55	13,803	13,870,487
VMware LLC
2.20%, 08/15/31	6,176	5,502,641
4.70%, 05/15/30	7,874	8,008,975
Workday Inc.
3.70%, 04/01/29	3,726	3,677,794
3.80%, 04/01/32	10,099	9,693,186
		1,215,570,297
Telecommunications — 6.0%
AT&T Inc.
2.25%, 02/01/32(a)	13,343	11,770,956
2.55%, 12/01/33	27,017	23,161,604
2.75%, 06/01/31	17,426	16,059,786
3.30%, 02/01/52(a)	8,305	5,545,180
3.50%, 06/01/41	25,283	20,122,859
3.50%, 09/15/53	65,319	44,988,363
3.55%, 09/15/55	62,886	43,145,607
3.65%, 06/01/51	27,181	19,570,823
3.65%, 09/15/59	54,441	37,139,667
3.80%, 12/01/57	53,021	37,673,419
3.85%, 06/01/60	8,968	6,351,419
4.30%, 02/15/30	17,556	17,649,652
4.30%, 12/15/42	10,681	9,195,880
4.35%, 03/01/29	6,304	6,337,390
4.35%, 06/15/45	6,164	5,201,555
4.50%, 05/15/35(a)	20,741	20,152,968
4.50%, 03/09/48	15,878	13,405,767
4.55%, 11/01/32	14,555	14,574,399
4.55%, 03/09/49	9,733	8,236,232
4.70%, 08/15/30(a)	14,985	15,264,993
4.75%, 05/15/46	15,165	13,453,378
4.85%, 03/01/39	10,479	10,088,535
4.90%, 11/01/35	17,021	16,963,489
5.25%, 03/01/37	10,975	11,232,028
5.38%, 08/15/35	10,681	11,054,267
5.40%, 02/15/34	19,563	20,440,569
5.55%, 11/01/45	11,818	11,613,195
5.65%, 02/15/47(a)	7,026	7,219,201
5.70%, 11/01/54(a)	21,879	21,487,825
6.05%, 08/15/56(a)	13,327	13,783,835
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	8,432	7,099,302
5.10%, 05/11/33(a)	7,475	7,631,843
5.55%, 02/15/54(a)	7,416	7,180,596
British Telecommunications PLC, 9.63%, 12/15/30	18,650	22,935,391

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
4.75%, 02/24/30	$6,500	$6,691,316
4.85%, 02/26/29	4,891	5,031,400
4.95%, 02/26/31	11,983	12,446,634
4.95%, 02/24/32	9,897	10,280,289
5.05%, 02/26/34	18,232	18,915,084
5.10%, 02/24/35	12,731	13,216,679
5.30%, 02/26/54	14,694	14,421,946
5.35%, 02/26/64	11,510	11,187,239
5.50%, 01/15/40	15,880	16,734,757
5.50%, 02/24/55	5,206	5,250,400
5.90%, 02/15/39	12,676	13,834,661
Corning Inc.
4.38%, 11/15/57	6,226	5,131,468
5.45%, 11/15/79	8,411	7,770,628
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	29,312	34,503,278
Motorola Solutions Inc.
2.30%, 11/15/30	12,496	11,315,374
2.75%, 05/24/31(a)	3,624	3,315,055
4.60%, 05/23/29(a)	4,874	4,936,387
5.40%, 04/15/34	7,910	8,189,851
5.55%, 08/15/35	6,372	6,641,671
Orange SA
5.38%, 01/13/42	7,975	7,893,523
5.50%, 02/06/44	4,727	4,702,906
9.00%, 03/01/31	17,292	20,909,338
Rogers Communications Inc.
3.80%, 03/15/32	20,073	18,983,881
4.50%, 03/15/42	4,742	4,116,373
4.55%, 03/15/52	18,663	15,199,354
5.00%, 02/15/29(a)	6,512	6,635,356
5.00%, 03/15/44(a)	5,989	5,438,285
5.30%, 02/15/34	7,497	7,596,098
Sprint Capital Corp., 8.75%, 03/15/32	14,004	17,041,204
Telefonica Emisiones SA
4.90%, 03/06/48	8,676	7,367,519
5.21%, 03/08/47	19,938	17,794,262
5.52%, 03/01/49(a)	9,714	8,965,352
7.05%, 06/20/36	19,812	22,347,680
Telefonica Europe BV, 8.25%, 09/15/30(a)	9,894	11,393,813
TELUS Corp., 3.40%, 05/13/32(a)	8,933	8,256,354
T-Mobile USA Inc.
2.25%, 11/15/31	10,202	9,062,992
2.55%, 02/15/31	20,046	18,366,843
2.63%, 02/15/29	5,021	4,788,449
2.70%, 03/15/32	20,592	18,583,699
2.88%, 02/15/31	8,833	8,223,691
3.00%, 02/15/41	22,101	16,740,685
3.30%, 02/15/51	23,947	16,396,408
3.38%, 04/15/29	14,923	14,548,389
3.40%, 10/15/52	25,233	17,376,680
3.50%, 04/15/31	14,912	14,292,238
3.60%, 11/15/60(a)	10,118	6,914,354
3.88%, 04/15/30	51,411	50,612,803
4.38%, 04/15/40(a)	18,319	16,674,058
4.50%, 04/15/50	29,575	24,938,504
4.63%, 01/15/33	11,561	11,567,771
4.70%, 01/15/35	6,009	5,961,108
4.85%, 01/15/29	5,356	5,476,971
4.95%, 11/15/35	11,524	11,575,683
Security	Par (000)	Value
Telecommunications (continued)
5.05%, 07/15/33	$21,552	$22,124,225
5.13%, 05/15/32	14,573	15,093,518
5.15%, 04/15/34	6,570	6,760,122
5.20%, 01/15/33	12,647	13,118,709
5.25%, 06/15/55(a)	10,923	10,177,843
5.30%, 05/15/35(a)	6,818	7,052,076
5.50%, 01/15/55	7,603	7,351,519
5.65%, 01/15/53	16,873	16,727,879
5.70%, 01/15/56	12,594	12,529,675
5.75%, 01/15/34(a)	5,947	6,349,651
5.75%, 01/15/54	9,680	9,696,752
5.80%, 09/15/62(a)	2,993	3,021,551
5.88%, 11/15/55	8,403	8,551,566
6.00%, 06/15/54	8,488	8,810,390
Verizon Communications Inc.
1.50%, 09/18/30(a)	14,209	12,518,524
1.68%, 10/30/30	16,454	14,575,987
1.75%, 01/20/31	16,159	14,268,108
2.36%, 03/15/32(a)	38,745	34,227,159
2.55%, 03/21/31	25,832	23,633,229
2.65%, 11/20/40	24,968	18,157,204
2.85%, 09/03/41	8,668	6,334,237
2.88%, 11/20/50(a)	33,524	21,236,924
2.99%, 10/30/56(a)	30,416	18,640,503
3.00%, 11/20/60(a)	19,828	11,848,937
3.15%, 03/22/30(a)	8,397	8,055,151
3.40%, 03/22/41	30,795	24,355,026
3.55%, 03/22/51(a)	40,643	29,543,153
3.70%, 03/22/61	32,508	22,603,706
3.88%, 02/08/29(a)	6,970	6,926,198
3.88%, 03/01/52(a)	8,545	6,492,436
4.00%, 03/22/50	9,905	7,726,231
4.02%, 12/03/29	23,448	23,286,443
4.13%, 08/15/46	6,044	4,930,801
4.27%, 01/15/36	14,395	13,595,610
4.40%, 11/01/34	10,414	10,120,176
4.50%, 08/10/33	13,470	13,345,625
4.52%, 09/15/48	11,687	9,980,783
4.75%, 01/15/33	7,743	7,792,404
4.78%, 02/15/35	23,218	23,021,362
4.81%, 03/15/39	9,979	9,608,010
4.86%, 08/21/46	22,648	20,463,016
5.00%, 01/15/36	26,703	26,722,181
5.01%, 08/21/54	10,062	9,054,003
5.05%, 05/09/33(a)	8,512	8,781,950
5.25%, 04/02/35(a)	15,774	16,153,422
5.25%, 03/16/37(a)	9,375	9,534,544
5.50%, 02/23/54(a)	7,763	7,578,872
5.75%, 11/30/45	17,275	17,422,933
5.88%, 11/30/55	10,687	10,808,555
6.00%, 11/30/65	13,788	13,932,511
6.55%, 09/15/43(a)	6,158	6,847,315
Vodafone Group PLC
4.25%, 09/17/50	11,476	9,125,970
4.88%, 06/19/49	11,170	9,903,412
5.25%, 05/30/48(a)	9,745	9,125,700
5.75%, 06/28/54	15,441	15,202,180
5.88%, 06/28/64	6,981	6,908,403
6.15%, 02/27/37	9,760	10,703,876
		1,976,746,960

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	$8,190	$8,039,375
Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,416	5,959,142
3.55%, 02/15/50	9,011	6,762,228
3.90%, 08/01/46	5,549	4,525,647
4.05%, 06/15/48	7,681	6,342,819
4.13%, 06/15/47	7,071	5,929,066
4.15%, 04/01/45(a)	10,971	9,378,050
4.15%, 12/15/48	4,758	3,980,235
4.45%, 03/15/43(a)	8,736	7,900,804
4.45%, 01/15/53	7,074	6,093,919
4.55%, 09/01/44	6,667	6,038,479
4.90%, 04/01/44	6,820	6,517,447
5.20%, 04/15/54	13,246	12,764,001
5.50%, 03/15/55(a)	8,127	8,168,784
5.75%, 05/01/40	5,034	5,391,771
5.80%, 03/15/56(a)	8,775	9,204,471
Canadian National Railway Co.
3.85%, 08/05/32	6,539	6,352,984
4.38%, 09/18/34(a)	5,829	5,758,939
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	13,133	11,809,622
3.00%, 12/02/41	8,802	6,645,762
3.10%, 12/02/51(a)	17,527	11,889,351
6.13%, 09/15/2115	5,357	5,441,115
CSX Corp.
3.80%, 11/01/46	9,066	7,265,712
4.10%, 11/15/32(a)	10,024	9,897,052
4.10%, 03/15/44	5,361	4,565,423
4.25%, 03/15/29(a)	6,246	6,304,534
4.30%, 03/01/48	7,171	6,105,392
4.50%, 11/15/52(a)	10,017	8,685,014
5.05%, 06/15/35(a)	6,044	6,203,250
FedEx Corp.
4.55%, 04/01/46(a)	8,888	7,488,818
4.75%, 11/15/45	5,925	5,157,220
5.25%, 05/15/50(a)	4,796	4,441,845
Norfolk Southern Corp.
3.05%, 05/15/50	8,634	5,820,322
3.16%, 05/15/55	6,248	4,130,605
4.55%, 06/01/53	6,294	5,439,021
5.35%, 08/01/54(a)	7,577	7,408,222
Union Pacific Corp.
2.38%, 05/20/31(a)	11,648	10,701,168
2.40%, 02/05/30	5,221	4,894,764
2.80%, 02/14/32	9,912	9,133,432
2.95%, 03/10/52	8,819	5,771,019
2.97%, 09/16/62	9,063	5,440,634
3.20%, 05/20/41	4,875	3,856,376
3.25%, 02/05/50	14,991	10,599,653
3.50%, 02/14/53	11,405	8,294,083
3.70%, 03/01/29	7,580	7,522,532
3.75%, 02/05/70	7,222	5,001,271
3.80%, 10/01/51	7,708	5,954,953
3.80%, 04/06/71	7,205	5,086,407
3.84%, 03/20/60	14,681	10,883,897
4.50%, 01/20/33(a)	8,056	8,169,469
5.10%, 02/20/35(a)	7,471	7,758,101
5.60%, 12/01/54(a)	10,004	10,170,936
Security	Par (000)	Value
Transportation (continued)
United Parcel Service Inc.
3.40%, 03/15/29(a)	$6,972	$6,872,204
3.75%, 11/15/47	9,246	7,267,527
4.25%, 03/15/49	5,789	4,875,780
4.45%, 04/01/30(a)	7,709	7,867,082
4.88%, 03/03/33(a)	10,194	10,569,970
5.05%, 03/03/53(a)	10,440	9,742,107
5.15%, 05/22/34(a)	7,113	7,447,401
5.25%, 05/14/35(a)	10,442	10,919,927
5.30%, 04/01/50(a)	9,142	8,968,091
5.50%, 05/22/54(a)	11,629	11,509,770
5.95%, 05/14/55(a)	11,165	11,771,636
6.05%, 05/14/65	6,070	6,388,220
6.20%, 01/15/38	10,881	12,101,436
Walmart Inc., 1.80%, 09/22/31(a)	9,035	8,072,042
		485,378,954
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54	3,073	3,162,114
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	9,510	7,429,364
4.45%, 06/01/32(a)	6,635	6,669,495
5.25%, 03/01/35(a)	7,012	7,268,635
5.70%, 09/01/55	7,066	7,196,254
6.59%, 10/15/37	6,476	7,409,427
		35,973,175
Total Long-Term Investments — 98.4% (Cost: $34,641,857,548)		32,497,963,926
	Shares
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	1,910,933,819	1,911,889,286
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	169,690,000	169,690,000
Total Short-Term Securities — 6.3% (Cost: $2,080,274,293)		2,081,579,286
Total Investments — 104.7% (Cost: $36,722,131,841)		34,579,543,212
Liabilities in Excess of Other Assets — (4.7)%		(1,559,172,669)
Net Assets — 100.0%		$33,020,370,543

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,386,575,277	$—	$(474,684,221)(a)	$(12,584)	$10,814	$1,911,889,286	1,910,933,819	$3,630,462 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	304,490,000	—	(134,800,000)(a)	—	—	169,690,000	169,690,000	9,659,164	—
				$(12,584)	$10,814	$2,081,579,286		$13,289,626	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$32,497,963,926	$—	$32,497,963,926
Short-Term Securities
Money Market Funds	2,081,579,286	—	—	2,081,579,286
	$2,081,579,286	$32,497,963,926	$—	$34,579,543,212

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate